(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A, CLASS T (FORMERLY CLASS A) AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    37   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            38


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -          4.87%    33.93%   81.37%
 Class A

Advisor Intermediate Municipal Income -          1.46%    29.57%   75.48%
 Class A (incl. max. 3.25% sales
charge)

Lehman Brothers 1-17 Year Municipal              5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds                4.71%    37.10%   90.53%
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 135 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -     4.87%    6.02%    6.13%
 Class A

Advisor Intermediate Municipal Income -     1.46%    5.32%    5.78%
 Class A (incl. max. 3.25% sales charge)

Lehman Brothers 1-17 Year Municipal         5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average   4.71%    6.51%    6.65%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961212 080902 S00000000000001
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1986/11/30       9675.00                    10000.00
  1986/12/31       9642.52                     9972.40
  1987/01/31       9814.67                    10272.67
  1987/02/28       9924.89                    10323.21
  1987/03/31       9873.03                    10213.78
  1987/04/30       9469.67                     9701.26
  1987/05/31       9463.78                     9653.14
  1987/06/30       9640.50                     9936.55
  1987/07/31       9753.58                    10037.91
  1987/08/31       9774.55                    10060.49
  1987/09/30       9462.65                     9689.56
  1987/10/31       9550.48                     9723.86
  1987/11/30       9769.29                     9977.75
  1987/12/31       9866.83                    10122.53
  1988/01/31      10220.66                    10483.10
  1988/02/29      10262.35                    10593.90
  1988/03/31      10112.31                    10471.01
  1988/04/30      10163.15                    10550.59
  1988/05/31      10195.30                    10520.10
  1988/06/30      10266.97                    10674.01
  1988/07/31      10320.39                    10743.60
  1988/08/31      10325.33                    10753.06
  1988/09/30      10438.63                    10947.69
  1988/10/31      10562.81                    11140.37
  1988/11/30      10528.44                    11038.32
  1988/12/31      10594.88                    11151.24
  1989/01/31      10702.10                    11381.85
  1989/02/28      10638.19                    11251.99
  1989/03/31      10604.45                    11225.09
  1989/04/30      10754.33                    11491.58
  1989/05/31      10914.92                    11730.26
  1989/06/30      11034.72                    11889.55
  1989/07/31      11144.84                    12051.37
  1989/08/31      11108.74                    11933.39
  1989/09/30      11106.54                    11897.83
  1989/10/31      11195.61                    12043.34
  1989/11/30      11318.10                    12254.10
  1989/12/31      11420.12                    12354.33
  1990/01/31      11382.87                    12295.90
  1990/02/28      11483.95                    12405.33
  1990/03/31      11503.51                    12409.05
  1990/04/30      11385.22                    12319.21
  1990/05/31      11592.80                    12588.14
  1990/06/30      11688.78                    12698.79
  1990/07/31      11829.84                    12885.46
  1990/08/31      11761.05                    12698.36
  1990/09/30      11792.55                    12705.60
  1990/10/31      11924.43                    12936.08
  1990/11/30      12114.69                    13196.23
  1990/12/31      12147.38                    13253.63
  1991/01/31      12283.02                    13431.49
  1991/02/28      12394.85                    13548.35
  1991/03/31      12403.18                    13553.23
  1991/04/30      12515.62                    13733.48
  1991/05/31      12615.88                    13855.57
  1991/06/30      12623.54                    13841.86
  1991/07/31      12749.99                    14010.45
  1991/08/31      12851.87                    14194.97
  1991/09/30      12930.63                    14379.79
  1991/10/31      13069.49                    14509.21
  1991/11/30      13102.43                    14549.69
  1991/12/31      13318.94                    14861.92
  1992/01/31      13411.99                    14895.81
  1992/02/29      13427.37                    14900.57
  1992/03/31      13376.03                    14906.09
  1992/04/30      13469.59                    15038.75
  1992/05/31      13617.32                    15215.76
  1992/06/30      13796.04                    15471.08
  1992/07/31      14093.15                    15934.90
  1992/08/31      13988.95                    15779.54
  1992/09/30      14118.97                    15882.73
  1992/10/31      14018.52                    15726.61
  1992/11/30      14274.67                    16008.27
  1992/12/31      14291.91                    16171.71
  1993/01/31      14454.42                    16359.79
  1993/02/28      14855.73                    16951.53
  1993/03/31      14708.38                    16772.35
  1993/04/30      14811.82                    16941.58
  1993/05/31      14874.16                    17036.79
  1993/06/30      15030.93                    17321.14
  1993/07/31      15048.01                    17343.83
  1993/08/31      15324.88                    17704.93
  1993/09/30      15483.41                    17906.58
  1993/10/31      15497.95                    17941.14
  1993/11/30      15377.14                    17783.08
  1993/12/31      15639.88                    18158.48
  1994/01/31      15784.98                    18365.85
  1994/02/28      15390.84                    17890.18
  1994/03/31      14789.51                    17161.69
  1994/04/30      14920.42                    17307.22
  1994/05/31      15053.96                    17457.27
  1994/06/30      14945.77                    17350.61
  1994/07/31      15154.01                    17668.65
  1994/08/31      15211.31                    17729.78
  1994/09/30      15040.95                    17469.51
  1994/10/31      14812.24                    17159.25
  1994/11/30      14488.57                    16849.01
  1994/12/31      14750.83                    17219.86
  1995/01/31      15122.03                    17712.00
  1995/02/28      15505.76                    18227.07
  1995/03/31      15675.36                    18436.49
  1995/04/30      15670.87                    18458.25
  1995/05/31      16028.78                    19047.25
  1995/06/30      15942.67                    18881.54
  1995/07/31      16046.44                    19060.54
  1995/08/31      16263.34                    19302.23
  1995/09/30      16367.23                    19424.41
  1995/10/31      16541.81                    19706.84
  1995/11/30      16732.42                    20033.78
  1995/12/31      16844.87                    20226.30
  1996/01/31      16957.26                    20379.01
  1996/02/29      16901.86                    20241.45
  1996/03/31      16735.53                    19982.77
  1996/04/30      16682.09                    19926.21
  1996/05/31      16680.29                    19918.24
  1996/06/30      16809.04                    20135.15
  1996/07/31      16940.19                    20318.38
  1996/08/31      16938.98                    20313.51
  1996/09/30      17081.42                    20597.90
  1996/10/31      17248.54                    20830.86
  1996/11/29      17547.68                    21212.06
IMATRL PRASUN   SHR__CHT 19961130 19961212 080905 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on November 30, 1986, and the current maximum 3.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $17,548 - a 75.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,212 - a 112.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1996    1995     1994     1993    1992

Dividend return               4.58%   5.06%    4.18%    5.13%   6.37%

Capital appreciation          0.29%   10.43%   -9.96%   2.59%   2.59%
return

Total return                  4.87%   15.49%   -5.78%   7.72%   8.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1996           PAST          LIFE OF
                                          MONTH         CLASS

Dividends per share                       3.81(cents)   11.34(cents)

Annualized dividend rate                  4.49%         4.59%

30-day annualized yield                   n/a           -

30-day annualized tax-equivalent          n/a           -
yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.33 over the past month, and $10.25 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.25% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 2.75%. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -          4.89%    33.94%   81.39%
 Class T

Advisor Intermediate Municipal Income -          2.00%    30.26%   76.41%
 Class T (incl. max. 2.75% sales
charge)

Lehman Brothers 1-17 Year Municipal              5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds                4.71%    37.10%   90.53%
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 135 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -     4.89%    6.02%    6.14%
 Class T

Advisor Intermediate Municipal Income -     2.00%    5.43%    5.84%
 Class T (incl. max. 2.75% sales charge)

Lehman Brothers 1-17 Year Municipal         5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average   4.71%    6.51%    6.65%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961212 081945 S00000000000001
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1986/11/30       9725.00                    10000.00
  1986/12/31       9692.35                     9972.40
  1987/01/31       9865.39                    10272.67
  1987/02/28       9976.18                    10323.21
  1987/03/31       9924.05                    10213.78
  1987/04/30       9518.61                     9701.26
  1987/05/31       9512.68                     9653.14
  1987/06/30       9690.32                     9936.55
  1987/07/31       9803.98                    10037.91
  1987/08/31       9825.07                    10060.49
  1987/09/30       9511.56                     9689.56
  1987/10/31       9599.84                     9723.86
  1987/11/30       9819.78                     9977.75
  1987/12/31       9917.83                    10122.53
  1988/01/31      10273.48                    10483.10
  1988/02/29      10315.38                    10593.90
  1988/03/31      10164.57                    10471.01
  1988/04/30      10215.67                    10550.59
  1988/05/31      10247.99                    10520.10
  1988/06/30      10320.03                    10674.01
  1988/07/31      10373.72                    10743.60
  1988/08/31      10378.69                    10753.06
  1988/09/30      10492.57                    10947.69
  1988/10/31      10617.39                    11140.37
  1988/11/30      10582.85                    11038.32
  1988/12/31      10649.63                    11151.24
  1989/01/31      10757.41                    11381.85
  1989/02/28      10693.16                    11251.99
  1989/03/31      10659.25                    11225.09
  1989/04/30      10809.91                    11491.58
  1989/05/31      10971.33                    11730.26
  1989/06/30      11091.75                    11889.55
  1989/07/31      11202.43                    12051.37
  1989/08/31      11166.15                    11933.39
  1989/09/30      11163.93                    11897.83
  1989/10/31      11253.47                    12043.34
  1989/11/30      11376.59                    12254.10
  1989/12/31      11479.14                    12354.33
  1990/01/31      11441.70                    12295.90
  1990/02/28      11543.30                    12405.33
  1990/03/31      11562.96                    12409.05
  1990/04/30      11444.06                    12319.21
  1990/05/31      11652.71                    12588.14
  1990/06/30      11749.18                    12698.79
  1990/07/31      11890.97                    12885.46
  1990/08/31      11821.84                    12698.36
  1990/09/30      11853.50                    12705.60
  1990/10/31      11986.06                    12936.08
  1990/11/30      12177.29                    13196.23
  1990/12/31      12210.16                    13253.63
  1991/01/31      12346.50                    13431.49
  1991/02/28      12458.91                    13548.35
  1991/03/31      12467.28                    13553.23
  1991/04/30      12580.30                    13733.48
  1991/05/31      12681.08                    13855.57
  1991/06/30      12688.78                    13841.86
  1991/07/31      12815.88                    14010.45
  1991/08/31      12918.28                    14194.97
  1991/09/30      12997.46                    14379.79
  1991/10/31      13137.04                    14509.21
  1991/11/30      13170.15                    14549.69
  1991/12/31      13387.77                    14861.92
  1992/01/31      13481.30                    14895.81
  1992/02/29      13496.76                    14900.57
  1992/03/31      13445.15                    14906.09
  1992/04/30      13539.20                    15038.75
  1992/05/31      13687.70                    15215.76
  1992/06/30      13867.33                    15471.08
  1992/07/31      14165.99                    15934.90
  1992/08/31      14061.25                    15779.54
  1992/09/30      14191.94                    15882.73
  1992/10/31      14090.97                    15726.61
  1992/11/30      14348.44                    16008.27
  1992/12/31      14365.77                    16171.71
  1993/01/31      14529.12                    16359.79
  1993/02/28      14932.51                    16951.53
  1993/03/31      14784.39                    16772.35
  1993/04/30      14888.37                    16941.58
  1993/05/31      14951.03                    17036.79
  1993/06/30      15108.61                    17321.14
  1993/07/31      15125.78                    17343.83
  1993/08/31      15404.07                    17704.93
  1993/09/30      15563.43                    17906.58
  1993/10/31      15578.04                    17941.14
  1993/11/30      15456.60                    17783.08
  1993/12/31      15720.70                    18158.48
  1994/01/31      15866.56                    18365.85
  1994/02/28      15470.38                    17890.18
  1994/03/31      14865.94                    17161.69
  1994/04/30      14997.52                    17307.22
  1994/05/31      15131.76                    17457.27
  1994/06/30      15023.01                    17350.61
  1994/07/31      15232.33                    17668.65
  1994/08/31      15289.92                    17729.78
  1994/09/30      15118.68                    17469.51
  1994/10/31      14888.79                    17159.25
  1994/11/30      14563.44                    16849.01
  1994/12/31      14827.06                    17219.86
  1995/01/31      15200.18                    17712.00
  1995/02/28      15585.89                    18227.07
  1995/03/31      15756.37                    18436.49
  1995/04/30      15751.86                    18458.25
  1995/05/31      16111.62                    19047.25
  1995/06/30      16025.06                    18881.54
  1995/07/31      16129.37                    19060.54
  1995/08/31      16347.39                    19302.23
  1995/09/30      16451.82                    19424.41
  1995/10/31      16627.30                    19706.84
  1995/11/30      16818.89                    20033.78
  1995/12/31      16931.92                    20226.30
  1996/01/31      17044.90                    20379.01
  1996/02/29      16989.21                    20241.45
  1996/03/31      16822.02                    19982.77
  1996/04/30      16768.30                    19926.21
  1996/05/31      16766.49                    19918.24
  1996/06/30      16895.90                    20135.15
  1996/07/31      17027.74                    20318.38
  1996/08/31      17026.52                    20313.51
  1996/09/30      17174.82                    20597.90
  1996/10/31      17358.23                    20830.86
  1996/11/29      17640.64                    21212.06
IMATRL PRASUN   SHR__CHT 19961130 19961212 081948 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on November 30, 1986, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $17,641 - a 76.41% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,212 - a 112.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1996    1995     1994     1993    1992

Dividend return               4.60%   5.06%    4.18%    5.13%   6.37%

Capital appreciation          0.29%   10.43%   -9.96%   2.59%   2.59%
return

Total return                  4.89%   15.49%   -5.78%   7.72%   8.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1996     PAST          PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 3.73(cents)   23.14(cents)   46.07(cents)

Annualized dividend rate            4.39%         4.52%          4.49%

30-day annualized yield             4.00%         -              -

30-day annualized tax-equivalent    6.25%         -              -
yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.33 over the past month, $10.21 over the past six months, and $10.25 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January
1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June
30, 1994 are those of Class T and reflect Class T's 0.25% 12b-1 fee.
Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 1, 1996, Class B's contingent deferred sales charge is based on a declining scale that ranges from 3% to 1% on Class B shares redeemed within three years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                     PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -             4.21%    31.54%   78.14%
 Class B

Advisor Intermediate Municipal Income -             1.21%    31.54%   78.14%
 Class B (incl. contingent deferred sales charge)

Lehman Brothers 1-17 Year Municipal                 5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average           4.71%    37.10%   90.53%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 135 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1996                    PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -             4.21%    5.64%    5.94%
 Class B

Advisor Intermediate Municipal Income -             1.21%    5.64%    5.94%
 Class B (incl. contingent deferred sales charge)

Lehman Brothers 1-17 Year Municipal                 5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average           4.71%    6.51%    6.65%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961212 081505 S00000000000001
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1986/11/30      10000.00                    10000.00
  1986/12/31       9966.43                     9972.40
  1987/01/31      10144.36                    10272.67
  1987/02/28      10258.29                    10323.21
  1987/03/31      10204.68                    10213.78
  1987/04/30       9787.78                     9701.26
  1987/05/31       9781.68                     9653.14
  1987/06/30       9964.34                     9936.55
  1987/07/31      10081.22                    10037.91
  1987/08/31      10102.90                    10060.49
  1987/09/30       9780.52                     9689.56
  1987/10/31       9871.30                     9723.86
  1987/11/30      10097.46                     9977.75
  1987/12/31      10198.28                    10122.53
  1988/01/31      10563.99                    10483.10
  1988/02/29      10607.08                    10593.90
  1988/03/31      10452.00                    10471.01
  1988/04/30      10504.54                    10550.59
  1988/05/31      10537.78                    10520.10
  1988/06/30      10611.86                    10674.01
  1988/07/31      10667.07                    10743.60
  1988/08/31      10672.18                    10753.06
  1988/09/30      10789.28                    10947.69
  1988/10/31      10917.63                    11140.37
  1988/11/30      10882.11                    11038.32
  1988/12/31      10950.78                    11151.24
  1989/01/31      11061.60                    11381.85
  1989/02/28      10995.54                    11251.99
  1989/03/31      10960.67                    11225.09
  1989/04/30      11115.59                    11491.58
  1989/05/31      11281.58                    11730.26
  1989/06/30      11405.39                    11889.55
  1989/07/31      11519.21                    12051.37
  1989/08/31      11481.90                    11933.39
  1989/09/30      11479.62                    11897.83
  1989/10/31      11571.69                    12043.34
  1989/11/30      11698.30                    12254.10
  1989/12/31      11803.74                    12354.33
  1990/01/31      11765.24                    12295.90
  1990/02/28      11869.72                    12405.33
  1990/03/31      11889.94                    12409.05
  1990/04/30      11767.67                    12319.21
  1990/05/31      11982.22                    12588.14
  1990/06/30      12081.42                    12698.79
  1990/07/31      12227.22                    12885.46
  1990/08/31      12156.13                    12698.36
  1990/09/30      12188.69                    12705.60
  1990/10/31      12324.99                    12936.08
  1990/11/30      12521.64                    13196.23
  1990/12/31      12555.44                    13253.63
  1991/01/31      12695.63                    13431.49
  1991/02/28      12811.22                    13548.35
  1991/03/31      12819.82                    13553.23
  1991/04/30      12936.04                    13733.48
  1991/05/31      13039.67                    13855.57
  1991/06/30      13047.59                    13841.86
  1991/07/31      13178.28                    14010.45
  1991/08/31      13283.58                    14194.97
  1991/09/30      13365.00                    14379.79
  1991/10/31      13508.52                    14509.21
  1991/11/30      13542.57                    14549.69
  1991/12/31      13766.35                    14861.92
  1992/01/31      13862.52                    14895.81
  1992/02/29      13878.42                    14900.57
  1992/03/31      13825.35                    14906.09
  1992/04/30      13922.05                    15038.75
  1992/05/31      14074.75                    15215.76
  1992/06/30      14259.47                    15471.08
  1992/07/31      14566.57                    15934.90
  1992/08/31      14458.87                    15779.54
  1992/09/30      14595.55                    15882.73
  1992/10/31      14491.70                    15726.61
  1992/11/30      14756.50                    16008.27
  1992/12/31      14774.32                    16171.71
  1993/01/31      14942.31                    16359.79
  1993/02/28      15357.18                    16951.53
  1993/03/31      15204.84                    16772.35
  1993/04/30      15311.78                    16941.58
  1993/05/31      15376.22                    17036.79
  1993/06/30      15538.29                    17321.14
  1993/07/31      15555.94                    17343.83
  1993/08/31      15842.15                    17704.93
  1993/09/30      16006.04                    17906.58
  1993/10/31      16021.07                    17941.14
  1993/11/30      15896.18                    17783.08
  1993/12/31      16167.79                    18158.48
  1994/01/31      16317.79                    18365.85
  1994/02/28      15910.35                    17890.18
  1994/03/31      15288.72                    17161.69
  1994/04/30      15424.04                    17307.22
  1994/05/31      15562.09                    17457.27
  1994/06/30      15448.26                    17350.61
  1994/07/31      15648.09                    17668.65
  1994/08/31      15693.45                    17729.78
  1994/09/30      15491.12                    17469.51
  1994/10/31      15260.82                    17159.25
  1994/11/30      14916.94                    16849.01
  1994/12/31      15177.14                    17219.86
  1995/01/31      15547.62                    17712.00
  1995/02/28      15932.71                    18227.07
  1995/03/31      16096.64                    18436.49
  1995/04/30      16081.66                    18458.25
  1995/05/31      16438.24                    19047.25
  1995/06/30      16339.43                    18881.54
  1995/07/31      16451.25                    19060.54
  1995/08/31      16646.77                    19302.23
  1995/09/30      16743.31                    19424.41
  1995/10/31      16911.27                    19706.84
  1995/11/30      17094.73                    20033.78
  1995/12/31      17182.95                    20226.30
  1996/01/31      17305.63                    20379.01
  1996/02/29      17239.91                    20241.45
  1996/03/31      17044.47                    19982.77
  1996/04/30      16997.93                    19926.21
  1996/05/31      16970.15                    19918.24
  1996/06/30      17108.98                    20135.15
  1996/07/31      17232.81                    20318.38
  1996/08/31      17221.64                    20313.51
  1996/09/30      17362.44                    20597.90
  1996/10/31      17521.28                    20830.86
  1996/11/29      17814.30                    21212.06
IMATRL PRASUN   SHR__CHT 19961130 19961212 081508 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $17,814 - a 78.14% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,212 - a 112.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1996    1995     1994     1993    1992

Dividend return               3.92%   4.17%    3.81%    5.13%   6.37%

Capital appreciation          0.29%   10.43%   -9.96%   2.59%   2.59%
return

Total return                  4.21%   14.60%   -6.15%   7.72%   8.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIOD ENDED NOVEMBER 30, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.18(cents)   19.79(cents)   39.40(cents)

Annualized dividend rate                 3.75%         3.87%          3.84%

30-day annualized yield                  3.47%         -              -

30-day annualized tax-equivalent yield   5.42%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.33 over the past month, $10.20 over the past six months, and $10.25 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For
the past 12 months, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months
of the period trading at expensive
levels relative to their taxable
counterparts. At that point and
through October, the performance
of the municipal market stalled
somewhat, as investor demand
declined and institutional investors
sold off some of their municipal
bond holdings to take profits. That
sell-off subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, DAVE?
A. For the one-year period that ended November 30, 1996, the fund's Class A shares, Class T shares and Class B shares had total returns of 4.87%, 4.89% and 4.21%, respectively. For the same period, the Lehman Brothers 1-17 Year Municipal Bond Index returned 5.49%. Additionally, the intermediate municipal debt funds average return, according to Lipper Analytical Services, was 4.71%.
Q. WAS THERE A PARTICULAR AREA OF THE MARKET YOU TARGETED?
A. During the period, I looked for industrial development bonds - that is, bonds from corporate entities such as airlines or utilities that are issued through municipal authorities. In many cases, the businesses that back these bonds saw rising profitability and a reduction of outstanding debt.
Q. DID YOU FOCUS ON A PARTICULAR STATE?
A. I emphasized bonds from California, which generally performed well during the period. While the rest of the country has enjoyed an economic expansion for the past six years, this state just emerged from a prolonged economic downturn two years ago. Since then, even the hardest hit areas - Southern California, for instance - have shown employment growth, and the state's unemployment is at a six-year low. Additionally, in the first four months of the state's current fiscal year, the Golden State's tax revenues are $600 million ahead of budget.
Q. IN YOUR LAST REPORT, YOU DISCUSSED A FUNDAMENTAL STRATEGY OF YOURS. COULD YOU REITERATE THIS STRATEGY AND WHAT IT MEANS FOR THE FUND?
A. Sure. One of the ways I manage the fund is to use a barbelled coupon structure - that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds - which pay higher annual income than newly issued bonds - offer downside protection should the market fall. Discount-coupon bonds - with annual income below newly issued bonds - offer price appreciation potential should the market rally. During the period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with similar premium or discount bonds.
Q. WHAT MATURITY RANGE DID YOU EMPHASIZE AND WHY?
A. I targeted the 10-year to 15-year range because this area offered an attractive risk/reward scenario. One tool bond managers use in making investment decisions is the yield curve - or the graphical representation of the yields of bonds by ascending maturity dates. An analysis of the municipal yield curve during the period showed that up to about a 15 year maturity, an investor would be paid an appropriate amount of additional income for each additional year to maturity. It is this additional income that compensates the investor for the additional risk taken on by investing in longer maturity bonds. After 15 years, however, the extra income for each successive year to maturity was not, in my opinion, attractive enough for the level of risk inherent in these bonds. As a manager, it's my job to evaluate many different scenarios in order to come up with the best risk/reward strategy.
Q. WHAT DO YOU SEE GOING FORWARD?
A. I think there's a good case to be made for bonds, and for municipal bonds in particular. We're in the midst of a long-term downtrend in inflation, and municipal finances are in the best shape we've seen in years. Additionally, the Boskin Commission, a panel of eminent economists assigned to study the accuracy of the consumer price index (CPI) as a gauge of inflation, found that the CPI overstates the cost of living by more than 1%. So, even though there could be volatility in the short term, the economic fundamentals still argue for lower interest rates to emerge. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek the highest
level of income exempt from
federal income taxes that
can be obtained consistent
with the preservation of
capital
START DATE: September 19, 1985
SIZE: as of November 30, 1996,
more than $70 million
MANAGER: David Murphy,
since 1995; joined Fidelity
in 1989
(checkmark)
DAVE MURPHY ON THE STATE OF
MUNICIPAL FINANCES:
"For some time now, we've
seen steady increases in the
tax receipts of municipalities.
The reason is the six-year
economic expansion this
country has enjoyed. When
the economy expands, you
see rising personal incomes,
more spending and, thus,
more sales tax revenue. You
also see a rise in property
values, which brings in more
property taxes. Unfortunately,
economic expansions don't
last indefinitely. Eventually,
inflationary pressures emerge
causing a rise in interest rates
and, inevitably, an economic
slowdown.
"Going forward, municipal
bond investors will be
watching the effects on states
and municipalities of welfare
reform and other government
proposals that would shift
more responsibility to the
local level. The block grants
from the federal government
for these programs would
mean more money for the
states, but it would also
increase the pressure to run
these programs more
efficiently. So we will watch
carefully to see how states will
deal with this situation in the
future."
INVESTMENT CHANGES

TOP FIVE STATES AS OF NOVEMBER 30, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

California      17.7          17.5

Texas           11.3          14.1

New York        9.8           7.6

Massachusetts   7.3           6.1

Florida         6.3           5.7

TOP FIVE SECTORS AS OF NOVEMBER 30, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE SECTORS
                              6 MONTHS AGO

General
Obligation      26.8          24.8

Education       21.9          17.3

Electric
Revenue         13.1          16.2

Health Care     6.7           7.5

Water and Sewer 6.2           5.3

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years           8.6          8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL
PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR
AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years          5.9           6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 24.0
Row: 1, Col: 5, Value: 15.2
Row: 1, Col: 6, Value: 41.0
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 11.1
Row: 1, Col: 4, Value: 23.9
Row: 1, Col: 5, Value: 14.0
Row: 1, Col: 6, Value: 46.1
Aaa 42.7%
Aa 15.2%
A 24.0%
Baa 15.4%
Non-rated 0.7%
Short-term
investments 2.0%
Aaa 46.5%
Aa 14.4%
A 23.9%
Baa 11.1%
Non-rated 0.6%
Short-term
investments 3.5%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.1%
North Slope Borough Series B, 0% 1/1/03 (MBIA Insured) $ 3,000,000 $
2,235,000
ARKANSAS - 1.1%
Arkansas Gen. Oblig. 0% 6/1/02    1,000,000  766,250
CALIFORNIA - 17.7%
California Gen. Oblig. 6.25% 10/1/19    400,000  444,500
California Hsg. Fin. Agcy. Rev. (Home Mortgage) Series R,
5.35% 8/1/07 (MBIA Insured) (b)(c)    1,000,000  1,003,750
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Waste Management Inc.) Series A, 7.15% 2/1/11 (c)  750,000  817,500
California Pub. Wks. Board Lease Rev.:
(California Univ. Proj.) Series A, 5.50% 6/1/10    1,000,000  1,025,000
 (Dept. Correction State Prisons, Madera) Series E,
 6% 6/1/07    1,000,000  1,077,500
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  995,000
California Urban Ind. Dev. Agcy. Rev. (Civic Recreational
Proj.#1) 7.30% 5/1/06    500,000  514,975
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg. (Muni. Wtr. &
Swr. Proj.) 7% 8/1/08 (AMBAC Insured)    1,000,000  1,185,000
Los Angeles County Ctfs. of Prtn. (Disney Parking Project)
0% 9/1/04    970,000  625,650
Rosemead Redev. Agcy. Sub. Lien Tax Allocation Proj. (Area 1)
0% 10/1/02 (Escrowed to Maturity) (d)    1,450,000  1,103,813
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  942,500
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,048,750
 6.50% 7/1/08    300,000  321,750
San Bernadino County Ctfs. of Prtn. Rfdg. (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04    500,000  503,750
West Covina Ctfs. of Prtn. (Queen of the Valley Hospital)
6.50% 8/15/09    1,000,000  1,072,500
  12,681,938
COLORADO - 0.7%
Colorado Health Facs. Auth. Rev. (Rocky Mountain Adventist)
6.25% 2/1/04    500,000  521,250
DISTRICT OF COLUMBIA - 2.1%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,030,000
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena) 5.40% 11/1/00   500,000  504,375
  1,534,375
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - 6.3%
Broward County Resource Recovery Rev. (SES Broward Co.
LP South Proj.) 7.95% 12/1/08   $ 520,000 $ 574,600
Dade County Wtr. & Swr. Sys. Rev. 6.25% 10/1/10
(FGIC Insured)    1,500,000  1,680,000
Jacksonville Elec. Auth. Rev. 5.25% 7/1/01
(Escrowed to Maturity) (d)    430,000  433,225
Jacksonville Port Auth. Rev. 5.75% 11/1/09
(MBIA Insured) (c)    500,000  514,375
Palm Beach County Solid Waste Auth. Rev. Series 1984,
7.75% 7/1/98 (BIG & MBIA Insured)    1,000,000  1,051,390
Volusia County School Dist. Rfdg. Ltd. Tax 6.25%
8/1/04 (FGIC Insured)    250,000  270,313
  4,523,903
GEORGIA - 0.8%
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Corp.) Series A, 6.60% 1/1/07   500,000  556,875
ILLINOIS - 3.8%
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09
(MBIA Insured) (c)    300,000  315,750
Illinois Health Facs. Auth. Rev. Rfdg. (Felician Health Care, Inc.)
Series A, 6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,071,250
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.):
 0% 6/15/00 (AMBAC Insured)    1,000,000  856,250
  (Cap. Appreciation) Series A, 0% 6/15/09 (FGIC Insured)  1,000,000
510,000
  2,753,250
INDIANA - 0.8%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin Sys.,
Inc. Proj.) 6.50% 12/1/03 (AMBAC Insured)    500,000  556,250
IOWA - 1.5%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01    1,000,000  1,058,750
LOUISIANA - 3.8%
Louisiana Pub. Facs. Auth. Rev. Student Loan Sr.
Series A-1, 6.20% 3/1/01    2,600,000  2,733,250
MASSACHUSETTS - 7.3%
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical
Research) (Cap. Appreciation) Series A-1:
 0% 8/1/00    1,100,000  926,750
  0% 8/1/02    1,600,000  1,216,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan):
 Sr. Issue Series A, 6.50% 9/1/02   $ 1,000,000 $ 1,077,500
  Series B, 5.40% 6/1/00    1,950,000  1,989,000
  5,209,250
MINNESOTA - 0.3%
Minnesota Higher Ed. Facs. (Macalester College)
5.50% 3/1/12    200,000  199,750
NEW JERSEY - 1.6%
New Jersey Economic Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000  1,153,750
NEW MEXICO - 6.0%
Albuquerque Arpt. Rev. Rfdg. 6.75%
7/1/09 (AMBAC Insured) (b)(c)    450,000  493,310
Farmington Poll. Cont. Rev. 6% 3/1/08 (AMBAC Insured)  500,000  501,050
New Mexico Edl. Assistance Foundation Student Loan Rev.
Sr. Series IV-A2, 6.65% 3/1/07    2,500,000  2,675,000
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,
8% 5/15/04 (FSA Insured)    500,000  601,875
  4,271,235
NEW YORK - 9.8%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05    1,000,000  1,081,250
New York City Gen. Oblig.:
Series B, 8.25% 6/1/07    1,000,000  1,198,750
 Series G, 5.40% 2/1/01    2,000,000  2,042,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 5.50% 6/15/20    500,000  480,000
New York State Dorm. Auth. Rev.:
(City Univ. Sys.) Series C, 7.50% 7/1/10    500,000  591,250
 Rfdg. (State Univ. Edl. Facs.) Series A, 6.50% 5/15/04  500,000  542,500
New York State Local Govt. Assistance Corp. Series A,
0% 4/1/08    1,000,000  555,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B, 5% 4/1/97    500,000  502,405
  6,993,655
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH CAROLINA - 1.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.625% 1 /1/03   $ 500,000 $ 513,125
 Rfdg.:
 Series B, 6% 1/1/06    250,000  261,250
  Series C, 5.50% 1/1/07    200,000  199,750
  974,125
OHIO - 1.7%
Ohio State Bldg. Auth. (Adult Correctional Facs.) Series A,
5.95% 10/1/14 (MBIA Insured)    500,000  521,250
Ohio Pub. Facs. Commission Mental Health Cap. Facs. Ltd.
Tax Series II-B, 5.125% 6/1/10 (FSA Insured)    460,000  457,700
Ohio Tpk. Commission Tpk. Rev. Ltd. Tax Series A,
5.60% 2/15/12 (MBIA Insured)    250,000  255,938
  1,234,888
PENNSYLVANIA - 3.4%
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev. Section 8)
Series A, 7% 7/1/01    1,000,000  1,056,250
Pennsylvania Higher Edl. Facs. Auth. College & Univ. Rev.
Rfdg. (RIDC Reg. Growth - Carnegie-Mellon Univ. Proj.)
6% 11/1/04    1,270,000  1,387,475
  2,443,725
RHODE ISLAND - 1.5%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00    1,000,000  1,058,750
SOUTH CAROLINA - 3.4%
South Carolina Ed. Assistance Auth. Rev. Rfdg. (Guaranteed
Student Loan):
 (Sr. Lien) Series A-2, 5.40% 9/1/02    1,350,000  1,400,625
  (Sub. Lien) Series B, 5.70% 9/1/05 (c)    1,000,000  1,030,000
  2,430,625
TEXAS - 11.3%
Alliance Arpt. Auth. Spl. Facs. Rev. (American Airlines,
Inc. Proj.) 7.50% 12/1/29 (c)    1,000,000  1,075,000
Austin Wtr. Swr. & Elec. Rev. Rfdg. (Sub. Lien) 14% 11/15/01  375,000
477,656
Clear Creek Independent School Dist. Rfdg. Series A, 0% 2/1/11
(PSF Guaranteed)    1,000,000  463,750
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) Unltd. Tax 0% 8/15/11
(PSF Guaranteed)    1,000,000  453,750
North East Independent School Dist. Rfdg. (Cap. Appreciation)
Unltd. Tax Series D, 0% 2/1/00    4,565,000  3,971,550
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Port Arthur Hsg. Fin. Corp. Single Family Mtg. Rev. Rfdg.
8.70% 3/1/12   $ 515,000 $ 557,488
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical College)
6.25% 8/1/09 (MBIA Insured)    1,000,000  1,108,750
  8,107,944
UTAH - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A:
0% 7/1/06 (MBIA Insured)    2,860,000  1,766,050
 6.50% 7/1/08 (AMBAC Insured) (b)    250,000  277,813
  2,043,863
VIRGINIA - 0.7%
Chesapeake Pub. Impt. Unltd. Tax 6% 5/1/10    500,000  536,250
WASHINGTON - 5.1%
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 6.875% 10/1/08 (c)    600,000  679,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
5.40% 7/1/12    2,000,000  1,927,500
 Rfdg. Series C, 7.50% 7/1/03    525,000  585,375
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3
Rev. Rfdg. Series C, 5.10% 7/1/07    500,000  494,375
  3,686,750
TOTAL MUNICIPAL BONDS
(Cost $68,152,043)   70,265,651
MUNICIPAL NOTES (E) - 2.0%
LOUISIANA - 1.4%
Plaquemines Parish Environmental Rev. (British Petroleum
Exploration & Oil, Inc. Proj.) Series 1994, 4.30%,VRDN (c)  1,000,000
1,000,000
VIRGINIA - 0.6%
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr.
13-Hopewell Proj.) Series 1990-A, 4.15%, LOC Credit
Suisse Bank, VRDN (c)    400,000  400,000
TOTAL MUNICIPAL NOTES
(Cost $1,400,000)   1,400,000
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $69,552,043)  $ 71,665,651
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
2. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 75.1% AAA, AA, A 69.6%
Baa 13.5% BBB  12.5%
Ba 0.0% BB  1.5%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  26.8%
Education  21.9
Electric Revenue  13.1
Health Care  6.7
Water and Sewer   6.2
Industrial Development  5.5
Housing  5.0
Others (individually less than 5%)   14.8
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $69,552,043. Net unrealized appreciation aggregated $2,113,608, of which $2,280,364 related to appreciated investment securities and $166,756 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $426,000 which will expire on November 30, 2003.
At November 30, 1996, the fund was required to defer approximately $386,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS NOVEMBER 30, 1996

Investment in securities, at value (cost $69,552,043) -                  $ 71,665,651
See accompanying schedule

Cash                                                                      76,934

Interest receivable                                                       1,004,841

Prepaid expenses                                                          15,092

 TOTAL ASSETS                                                             72,762,518

LIABILITIES

Payable for investments purchased                          $ 1,739,145
Delayed delivery

Payable for fund shares redeemed                            122,840

Distributions payable                                       80,349

Accrued management fee                                      19,530

Distribution fees payable                                   17,376

Other payables and accrued expenses                         50,150

 TOTAL LIABILITIES                                                        2,029,390

NET ASSETS                                                               $ 70,733,128

Net Assets consist of:

Paid in capital                                                          $ 69,423,603

Accumulated undistributed net realized gain (loss) on                     (804,083)
investments

Net unrealized appreciation (depreciation) on                             2,113,608
investments

NET ASSETS                                                               $ 70,733,128

CALCULATION OF MAXIMUM OFFERING PRICE                                     $10.41
CLASS A:
NET ASSET VALUE and redemption price per share
 ($103,280 (divided by) 9,923 shares)

Maximum offering price per share (100/96.75 of $10.41)                    $10.76

CLASS B:                                                                  $10.41
NET ASSET VALUE and offering price per share
 ($7,445,474 (divided by) 715,302 shares) A

CLASS T:                                                                  $10.41
NET ASSET VALUE and redemption price per share
 ($56,728,926 (divided by) 5,449,117 shares)

Maximum offering price per share (100/97.25 of $10.41)                    $10.70

INSTITUTIONAL CLASS:                                                      $10.41
NET ASSET VALUE, offering price and redemption price
 per share ($6,455,448 (divided by) 620,160 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                         $ 4,252,976

EXPENSES

Management fee                                             $ 310,611

Transfer agent fees                                         89
Class A

 Class B                                                    14,063

 Class T                                                    123,364

 Institutional Class                                        17,001

Distribution fees                                           37
Class A

 Class B                                                    65,062

 Class T                                                    152,707

Accounting fees and expenses                                65,230

Non-interested trustees' compensation                       298

Custodian fees and expenses                                 7,469

Registration fees                                           10,136
Class A

 Class B                                                    14,507

 Class T                                                    18,188

 Institutional Class                                        12,749

Audit                                                       40,897

Legal                                                       3,297

Miscellaneous                                               6,503

 Total expenses before reductions                           862,208

 Expense reductions                                         (58,725)     803,483

NET INTEREST INCOME                                                      3,449,493

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      765,220

 Futures contracts                                          (80,440)     684,780

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (757,939)

 Futures contracts                                          45,806       (712,133)

NET GAIN (LOSS)                                                          (27,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 3,422,140
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 3,449,493    $ 3,326,767
Net interest income

 Net realized gain (loss)                                 684,780        (744,356)

 Change in net unrealized appreciation (depreciation)     (712,133)      7,892,460

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,422,140      10,474,871
FROM OPERATIONS

Distributions to shareholders                             (1,046)        -
From net interest income
 Class A

  Class B                                                 (269,283)      (141,667)

  Class T                                                 (2,699,983)    (2,650,307)

  Institutional Class                                     (479,181)      (534,793)

 TOTAL DISTRIBUTIONS                                      (3,449,493)    (3,326,767)

Share transactions - net increase (decrease)              (9,402,984)    2,248,880

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,430,337)    9,396,984

NET ASSETS

 Beginning of period                                      80,163,465     70,766,481

 End of period                                           $ 70,733,128   $ 80,163,465



FINANCIAL HIGHLIGHTS - CLASS A
                                                     YEAR ENDED
                                                     NOVEMBER 30,

                                                     1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.160

Income from Investment Operations

 Net interest income                                   .113

 Net realized and unrealized gain (loss)               .250 F

 Total from investment operations                      .363

Less Distributions

 From net interest income                              (.113)

Net asset value, end of period                        $ 10.410

TOTAL RETURN B, C                                      3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 103

Ratio of expenses to average net assets                .90% A,
                                                       E

Ratio of net interest income to average net assets     4.60% A

Portfolio turnover rate                                35%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED NOVEMBER 30,

                                                      1996                       1995       1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.380                   $ 9.400    $ 9.890

Income from Investment Operations

 Net interest income                                   .394                       .373       .155

 Net realized and unrealized gain (loss)               .030 F                     .980       (.490)

 Total from investment operations                      .424                       1.353      (.335)

Less Distributions

 From net interest income                              (.394)                     (.373)     (.155)

Net asset value, end of period                        $ 10.410                   $ 10.380   $ 9.400

TOTAL RETURN B, C                                      4.21%                      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 7,445                    $ 6,226    $ 1,682

Ratio of expenses to average net assets                1.66% E                    1.68% E    1.65% A,
                                                                                             E

Ratio of net interest income to average net assets     3.76%                      3.71%      3.74% A

Portfolio turnover rate                                35%                        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30,1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T

                                YEARS ENDED NOVEMBER 30,

                                1996                       1995       1994 E     1993       1992 D

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 10.380                   $ 9.400    $ 10.460   $ 11.080   $ 11.010
of period

Income from Investment
Operations

 Net interest income             .461                       .451       .455       .508       .131

 Net realized and                .030 G                     .980       (1.040)    .260       .070
 unrealized gain (loss)

 Total from investment           .491                       1.431      (.585)     .768       .201
 operations

Less Distributions

 From net interest income        (.461)                     (.451)     (.455)     (.508)     (.131)

 From net realized gain          -                          -          -          (.880)     -

 In excess of net                -                          -          (.020)     -          -
 realized gain

 Total distributions             (.461)                     (.451)     (.475)     (1.388)    (.131)

Net asset value, end of         $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
period

TOTAL RETURN B, C                4.89%                      15.49%     (5.78)%    7.72%      1.37%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period       $ 56,729                   $ 62,852   $ 57,382   $ 39,800   $ 1,752
(000 omitted)

Ratio of expenses to average     1.00% F                    .94%       .90%       .90%       1.04% A,
                                                           F          F          F           F
net assets

Ratio of net interest income     4.42%                      4.56%      4.49%      4.76%      5.65% A
to average net assets

Portfolio turnover rate          35%                        53%        53%        46%        36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                   YEARS ENDED NOVEMBER 30,

                                   1996                       1995       1994 B     1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 10.360                   $ 9.410    $ 10.460   $ 11.080   $ 10.800
of period

Income from Investment
Operations

 Net interest income                .487                       .477       .481       .536       .666

 Net realized and unrealized        .050 E                     .950       (1.030)    .260       .280
 gain (loss)

 Total from investment              .537                       1.427      (.549)     .796       .946
 operations

Less Distributions

 From net interest income           (.487)                     (.477)     (.481)     (.536)     (.666)

 From net realized gain             -                          -          -          (.880)     -

 In excess of net realized          -                          -          (.020)     -          -
gain

 Total distributions                (.487)                     (.477)     (.501)     (1.416)    (.666)

Net asset value, end of period     $ 10.410                   $ 10.360   $ 9.410    $ 10.460   $ 11.080

TOTAL RETURN A                      5.36%                      15.44%     (5.43)%    8.01%      9.01%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 6,455                    $ 11,085   $ 11,702   $ 15,076   $ 28,428
(000 omitted)

Ratio of expenses to average        .75%                       .70%       .65%       .65%       .66%
net assets                         C                          C          C          C          C

Ratio of expenses to average        .74%                       .70%       .65%       .65%       .66%
net assets after expense           D
reductions

Ratio of net interest income to     4.68%                      4.96%      4.75%      5.01%      6.05%
average net assets

Portfolio turnover rate             35%                        53%        53%        46%        36%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) (formerly Fidelity Advisor Limited Term Tax-Exempt Fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $27,286,087 and $36,163,413, respectively.
The market value of futures contracts opened and closed during the period amounted to $7,791,677 and $10,268,410, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%.
For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $37, $65,062, and $152,707 under the Class A, Class B and Class T Plans, of which $37, $17,926, and $152,707 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase (five years prior to January 1, 1996). The Class B charge is based on declining rates which range from 3% to 1% (4% to 1% prior to January 1, 1996) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $17 and $78,940 on sales of Class A and Class T shares of the fund, of which $15 and $66,006 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $35,837 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $65,230.
For the period, the transfer agent fees were equivalent to annual rates of
 .37%, .20%, .20%, and .17% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $10,218.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $14,300.
5. EXPENSE REDUCTIONS -
CONTINUED
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets and the reimbursement reduced expenses by $21,881.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $9,018.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,865 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $681, and $762, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1996A          1995           1996 A          1995

CLASS A                           9,815          -             $ 99,788        $ -
Shares sold

Reinvestment of distributions     108            -              1,046           -

Shares redeemed                   -              -              -               -

Net increase (decrease)           9,923          -             $ 100,834       $ -

CLASS B                           326,024        477,351       $ 3,345,475     $ 4,788,452
Shares sold

Reinvestment of distributions     17,066         11,332         175,043         114,549

Shares redeemed                   (227,839)      (67,483)       (2,324,198)     (680,229)

Net increase (decrease)           115,251        421,200       $ 1,196,320     $ 4,222,772

CLASS T                           2,035,422      3,280,424     $ 20,912,410    $ 32,802,369
Shares sold

Reinvestment of distributions     189,811        177,315        1,947,724       1,780,402

Shares redeemed                   (2,833,821)    (3,501,979)    (28,990,305)    (34,844,861)

Net increase (decrease)           (608,588)      (44,240)      $ (6,130,171)   $ (262,090)

INSTITUTIONAL CLASS               476,090        320,582       $ 4,887,410     $ 3,224,706
Shares sold

Reinvestment of distributions     6,443          5,538          66,083          55,697

Shares redeemed                   (932,023)      (500,730)      (9,523,460)     (4,992,205)

Net increase (decrease)           (449,490)      (174,610)     $ (4,569,967)   $ (1,711,802)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund (formerly Fidelity Advisor Limited Term Tax-Exempt Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund (formerly Fidelity Advisor Limited Term Tax-Exempt Fund) as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/30/96 12/27/96 $- $.001
Class B 12/30/96 12/27/96 $- $.001
Class T 12/30/96 12/27/96 $- $.001
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 7.58% of the fund's income dividends was subject to the federal alternative minimum tax.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    29   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -            5.36%    35.42%   83.39%
 Institutional Class

Lehman Brothers 1-17 Year Municipal                5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average          4.71%    37.10%   90.53%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 135 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Municipal Income -     5.36%    6.25%    6.25%
 Institutional Class

Lehman Brothers 1-17 Year Municipal         5.49%    n/a      n/a
 Bond Index

Intermediate Municipal Debt Funds Average   4.71%    6.51%    6.65%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961212 081748 S00000000000001
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1986/11/30      10000.00                    10000.00
  1986/12/31       9966.43                     9972.40
  1987/01/31      10144.36                    10272.67
  1987/02/28      10258.29                    10323.21
  1987/03/31      10204.68                    10213.78
  1987/04/30       9787.78                     9701.26
  1987/05/31       9781.68                     9653.14
  1987/06/30       9964.34                     9936.55
  1987/07/31      10081.22                    10037.91
  1987/08/31      10102.90                    10060.49
  1987/09/30       9780.52                     9689.56
  1987/10/31       9871.30                     9723.86
  1987/11/30      10097.46                     9977.75
  1987/12/31      10198.28                    10122.53
  1988/01/31      10563.99                    10483.10
  1988/02/29      10607.08                    10593.90
  1988/03/31      10452.00                    10471.01
  1988/04/30      10504.54                    10550.59
  1988/05/31      10537.78                    10520.10
  1988/06/30      10611.86                    10674.01
  1988/07/31      10667.07                    10743.60
  1988/08/31      10672.18                    10753.06
  1988/09/30      10789.28                    10947.69
  1988/10/31      10917.63                    11140.37
  1988/11/30      10882.11                    11038.32
  1988/12/31      10950.78                    11151.24
  1989/01/31      11061.60                    11381.85
  1989/02/28      10995.54                    11251.99
  1989/03/31      10960.67                    11225.09
  1989/04/30      11115.59                    11491.58
  1989/05/31      11281.58                    11730.26
  1989/06/30      11405.39                    11889.55
  1989/07/31      11519.21                    12051.37
  1989/08/31      11481.90                    11933.39
  1989/09/30      11479.62                    11897.83
  1989/10/31      11571.69                    12043.34
  1989/11/30      11698.30                    12254.10
  1989/12/31      11803.74                    12354.33
  1990/01/31      11765.24                    12295.90
  1990/02/28      11869.72                    12405.33
  1990/03/31      11889.94                    12409.05
  1990/04/30      11767.67                    12319.21
  1990/05/31      11982.22                    12588.14
  1990/06/30      12081.42                    12698.79
  1990/07/31      12227.22                    12885.46
  1990/08/31      12156.13                    12698.36
  1990/09/30      12188.69                    12705.60
  1990/10/31      12324.99                    12936.08
  1990/11/30      12521.64                    13196.23
  1990/12/31      12555.44                    13253.63
  1991/01/31      12695.63                    13431.49
  1991/02/28      12811.22                    13548.35
  1991/03/31      12819.82                    13553.23
  1991/04/30      12936.04                    13733.48
  1991/05/31      13039.67                    13855.57
  1991/06/30      13047.59                    13841.86
  1991/07/31      13178.28                    14010.45
  1991/08/31      13283.58                    14194.97
  1991/09/30      13365.00                    14379.79
  1991/10/31      13508.52                    14509.21
  1991/11/30      13542.57                    14549.69
  1991/12/31      13766.35                    14861.92
  1992/01/31      13862.52                    14895.81
  1992/02/29      13878.42                    14900.57
  1992/03/31      13825.35                    14906.09
  1992/04/30      13922.05                    15038.75
  1992/05/31      14074.75                    15215.76
  1992/06/30      14259.47                    15471.08
  1992/07/31      14566.57                    15934.90
  1992/08/31      14458.87                    15779.54
  1992/09/30      14593.91                    15882.73
  1992/10/31      14494.24                    15726.61
  1992/11/30      14762.12                    16008.27
  1992/12/31      14768.83                    16171.71
  1993/01/31      14954.79                    16359.79
  1993/02/28      15358.26                    16951.53
  1993/03/31      15209.21                    16772.35
  1993/04/30      15319.05                    16941.58
  1993/05/31      15386.55                    17036.79
  1993/06/30      15552.43                    17321.14
  1993/07/31      15588.62                    17343.83
  1993/08/31      15864.58                    17704.93
  1993/09/30      16032.60                    17906.58
  1993/10/31      16066.51                    17941.14
  1993/11/30      15945.03                    17783.08
  1993/12/31      16236.39                    18158.48
  1994/01/31      16390.66                    18365.85
  1994/02/28      15969.81                    17890.18
  1994/03/31      15349.59                    17161.69
  1994/04/30      15488.65                    17307.22
  1994/05/31      15630.58                    17457.27
  1994/06/30      15521.57                    17350.61
  1994/07/31      15741.21                    17668.65
  1994/08/31      15804.01                    17729.78
  1994/09/30      15614.54                    17469.51
  1994/10/31      15396.02                    17159.25
  1994/11/30      15078.67                    16849.01
  1994/12/31      15354.61                    17219.86
  1995/01/31      15727.74                    17712.00
  1995/02/28      16129.88                    18227.07
  1995/03/31      16309.87                    18436.49
  1995/04/30      16308.73                    18458.25
  1995/05/31      16684.82                    19047.25
  1995/06/30      16598.62                    18881.54
  1995/07/31      16726.65                    19060.54
  1995/08/31      16939.75                    19302.23
  1995/09/30      17051.92                    19424.41
  1995/10/31      17237.51                    19706.84
  1995/11/30      17406.46                    20033.78
  1995/12/31      17561.30                    20226.30
  1996/01/31      17682.64                    20379.01
  1996/02/29      17628.90                    20241.45
  1996/03/31      17459.14                    19982.77
  1996/04/30      17407.40                    19926.21
  1996/05/31      17391.93                    19918.24
  1996/06/30      17547.03                    20135.15
  1996/07/31      17687.46                    20318.38
  1996/08/31      17689.64                    20313.51
  1996/09/30      17864.64                    20597.90
  1996/10/31      18041.53                    20830.86
  1996/11/29      18338.76                    21212.06
IMATRL PRASUN   SHR__CHT 19961130 19961212 081751 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $18,339 - an 83.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,212 - a 112.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1996    1995     1994     1993    1992

Dividend return               4.88%   5.34%    4.44%    5.41%   6.42%

Capital appreciation          0.48%   10.10%   -9.87%   2.60%   2.59%
return

Total return                  5.36%   15.44%   -5.43%   8.01%   9.01%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.94(cents)   24.38(cents)   48.69(cents)

Annualized dividend rate                 4.64%         4.76%          4.75%

30-day annualized yield                  4.36%         -              -

30-day annualized tax-equivalent yield   6.81%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.33 over the past month, $10.21 over the past six months and $10.25 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax- equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For
the past 12 months, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months
of the period trading at expensive
levels relative to their taxable
counterparts. At that point and
through October, the performance
of the municipal market stalled
somewhat, as investor demand
declined and institutional investors
sold off some of their municipal
bond holdings to take profits. That
sell-off subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, DAVE?
A. For the one-year period that ended November 30, 1996, the fund's Institutional Class shares had a total return of 5.36%. For the same period, the Lehman Brothers 1-17 Year Municipal Bond Index returned 5.49%. Additionally, the intermediate municipal debt funds average return, according to Lipper Analytical Services, was 4.71%.
Q. WAS THERE A PARTICULAR AREA OF THE MARKET YOU TARGETED?
A. During the period, I looked for industrial development bonds - that is, bonds from corporate entities such as airlines or utilities that are issued through municipal authorities. In many cases, the businesses that back these bonds saw rising profitability and a reduction of outstanding debt.
Q. DID YOU FOCUS ON A PARTICULAR STATE?
A. I emphasized bonds from California, which generally performed well during the period. While the rest of the country has enjoyed an economic expansion for the past six years, this state just emerged from a prolonged economic downturn two years ago. Since then, even the hardest hit areas - Southern California, for instance - have shown employment growth, and the state's unemployment is at a six-year low. Additionally, in the first four months of the state's current fiscal year, the Golden State's tax revenues are $600 million ahead of budget.
Q. IN YOUR LAST REPORT, YOU DISCUSSED A FUNDAMENTAL STRATEGY OF YOURS. COULD YOU REITERATE THIS STRATEGY AND WHAT IT MEANS FOR THE FUND?
A. Sure. One of the ways I manage the fund is to use a barbelled coupon structure - that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds - which pay higher annual income than newly issued bonds - offer downside protection should the market fall. Discount-coupon bonds - with annual income below newly issued bonds - offer price appreciation potential should the market rally. During the period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with similar premium or discount bonds.
Q. WHAT MATURITY RANGE DID YOU EMPHASIZE AND WHY?
A. I targeted the 10-year to 15-year range because this area offered an attractive risk/reward scenario. One tool bond managers use in making investment decisions is the yield curve - or the graphical representation of the yields of bonds by ascending maturity dates. An analysis of the municipal yield curve during the period showed that up to about a 15 year maturity, an investor would be paid an appropriate amount of additional income for each additional year to maturity. It is this additional income that compensates the investor for the additional risk taken on by investing in longer maturity bonds. After 15 years, however, the extra income for each successive year to maturity was not, in my opinion, attractive enough for the level of risk inherent in these bonds. As a manager, it's my job to evaluate many different scenarios in order to come up with the best risk/reward strategy.
Q. WHAT DO YOU SEE GOING FORWARD?
A. I think there's a good case to be made for bonds, and for municipal bonds in particular. We're in the midst of a long-term downtrend in inflation, and municipal finances are in the best shape we've seen in years. Additionally, the Boskin Commission, a panel of eminent economists assigned to study the accuracy of the consumer price index (CPI) as a gauge of inflation, found that the CPI overstates the cost of living by more than 1%. So, even though there could be volatility in the short term, the economic fundamentals still argue for lower interest rates to emerge. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek the highest
level of income exempt from
federal income taxes that
can be obtained consistent
with the preservation of
capital
START DATE: September 19, 1985
SIZE: as of November 30, 1996,
more than $70 million
MANAGER: David Murphy,
since 1995; joined Fidelity
in 1989
(checkmark)
DAVE MURPHY ON THE STATE OF
MUNICIPAL FINANCES:
"For some time now, we've
seen steady increases in the
tax receipts of municipalities.
The reason is the six-year
economic expansion this
country has enjoyed. When
the economy expands, you
see rising personal incomes,
more spending and, thus,
more sales tax revenue. You
also see a rise in property
values, which brings in more
property taxes. Unfortunately,
economic expansions don't
last indefinitely. Eventually,
inflationary pressures emerge
causing a rise in interest rates
and, inevitably, an economic
slowdown.
"Going forward, municipal
bond investors will be
watching the effects on states
and municipalities of welfare
reform and other government
proposals that would shift
more responsibility to the
local level. The block grants
from the federal government
for these programs would
mean more money for the
states, but it would also
increase the pressure to run
these programs more
efficiently. So we will watch
carefully to see how states will
deal with this situation in the
future."
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

California      17.7          17.5

Texas           11.3          14.1

New York        9.8           7.6

Massachusetts   7.3           6.1

Florida         6.3           5.7

TOP FIVE SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   26.8          24.8

Education            21.9          17.3

Electric Revenue     13.1          16.2

Health Care          6.7           7.5

Water and Sewer      6.2           5.3

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years               8.6            8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years              5.9             6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 24.0
Row: 1, Col: 5, Value: 15.2
Row: 1, Col: 6, Value: 41.0
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 11.1
Row: 1, Col: 4, Value: 23.9
Row: 1, Col: 5, Value: 14.0
Row: 1, Col: 6, Value: 46.1
Aaa 42.7%
Aa 15.2%
A 24.0%
Baa 15.4%
Non-rated 0.7%
Short-term
investments 2.0%
Aaa 46.5%
Aa 14.4%
A 23.9%
Baa 11.1%
Non-rated 0.6%
Short-term
investments 3.5%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.1%
North Slope Borough Series B, 0% 1/1/03 (MBIA Insured) $ 3,000,000 $
2,235,000
ARKANSAS - 1.1%
Arkansas Gen. Oblig. 0% 6/1/02    1,000,000  766,250
CALIFORNIA - 17.7%
California Gen. Oblig. 6.25% 10/1/19    400,000  444,500
California Hsg. Fin. Agcy. Rev. (Home Mortgage) Series R,
5.35% 8/1/07 (MBIA Insured) (b)(c)    1,000,000  1,003,750
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Waste Management Inc.) Series A, 7.15% 2/1/11 (c)  750,000  817,500
California Pub. Wks. Board Lease Rev.:
(California Univ. Proj.) Series A, 5.50% 6/1/10    1,000,000  1,025,000
 (Dept. Correction State Prisons, Madera) Series E,
 6% 6/1/07    1,000,000  1,077,500
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  995,000
California Urban Ind. Dev. Agcy. Rev. (Civic Recreational
Proj.#1) 7.30% 5/1/06    500,000  514,975
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg. (Muni. Wtr. &
Swr. Proj.) 7% 8/1/08 (AMBAC Insured)    1,000,000  1,185,000
Los Angeles County Ctfs. of Prtn. (Disney Parking Project)
0% 9/1/04    970,000  625,650
Rosemead Redev. Agcy. Sub. Lien Tax Allocation Proj. (Area 1)
0% 10/1/02 (Escrowed to Maturity) (d)    1,450,000  1,103,813
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  942,500
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,048,750
 6.50% 7/1/08    300,000  321,750
San Bernadino County Ctfs. of Prtn. Rfdg. (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04    500,000  503,750
West Covina Ctfs. of Prtn. (Queen of the Valley Hospital)
6.50% 8/15/09    1,000,000  1,072,500
  12,681,938
COLORADO - 0.7%
Colorado Health Facs. Auth. Rev. (Rocky Mountain Adventist)
6.25% 2/1/04    500,000  521,250
DISTRICT OF COLUMBIA - 2.1%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,030,000
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena) 5.40% 11/1/00   500,000  504,375
  1,534,375
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - 6.3%
Broward County Resource Recovery Rev. (SES Broward Co.
LP South Proj.) 7.95% 12/1/08   $ 520,000 $ 574,600
Dade County Wtr. & Swr. Sys. Rev. 6.25% 10/1/10
(FGIC Insured)    1,500,000  1,680,000
Jacksonville Elec. Auth. Rev. 5.25% 7/1/01
(Escrowed to Maturity) (d)    430,000  433,225
Jacksonville Port Auth. Rev. 5.75% 11/1/09
(MBIA Insured) (c)    500,000  514,375
Palm Beach County Solid Waste Auth. Rev. Series 1984,
7.75% 7/1/98 (BIG & MBIA Insured)    1,000,000  1,051,390
Volusia County School Dist. Rfdg. Ltd. Tax 6.25%
8/1/04 (FGIC Insured)    250,000  270,313
  4,523,903
GEORGIA - 0.8%
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Corp.) Series A, 6.60% 1/1/07   500,000  556,875
ILLINOIS - 3.8%
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09
(MBIA Insured) (c)    300,000  315,750
Illinois Health Facs. Auth. Rev. Rfdg. (Felician Health Care, Inc.)
Series A, 6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,071,250
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.):
 0% 6/15/00 (AMBAC Insured)    1,000,000  856,250
  (Cap. Appreciation) Series A, 0% 6/15/09 (FGIC Insured)  1,000,000
510,000
  2,753,250
INDIANA - 0.8%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin Sys.,
Inc. Proj.) 6.50% 12/1/03 (AMBAC Insured)    500,000  556,250
IOWA - 1.5%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01    1,000,000  1,058,750
LOUISIANA - 3.8%
Louisiana Pub. Facs. Auth. Rev. Student Loan Sr.
Series A-1, 6.20% 3/1/01    2,600,000  2,733,250
MASSACHUSETTS - 7.3%
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical
Research) (Cap. Appreciation) Series A-1:
 0% 8/1/00    1,100,000  926,750
  0% 8/1/02    1,600,000  1,216,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan):
 Sr. Issue Series A, 6.50% 9/1/02   $ 1,000,000 $ 1,077,500
  Series B, 5.40% 6/1/00    1,950,000  1,989,000
  5,209,250
MINNESOTA - 0.3%
Minnesota Higher Ed. Facs. (Macalester College)
5.50% 3/1/12    200,000  199,750
NEW JERSEY - 1.6%
New Jersey Economic Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000  1,153,750
NEW MEXICO - 6.0%
Albuquerque Arpt. Rev. Rfdg. 6.75%
7/1/09 (AMBAC Insured) (b)(c)    450,000  493,310
Farmington Poll. Cont. Rev. 6% 3/1/08 (AMBAC Insured)  500,000  501,050
New Mexico Edl. Assistance Foundation Student Loan Rev.
Sr. Series IV-A2, 6.65% 3/1/07    2,500,000  2,675,000
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series A,
8% 5/15/04 (FSA Insured)    500,000  601,875
  4,271,235
NEW YORK - 9.8%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05    1,000,000  1,081,250
New York City Gen. Oblig.:
Series B, 8.25% 6/1/07    1,000,000  1,198,750
 Series G, 5.40% 2/1/01    2,000,000  2,042,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 5.50% 6/15/20    500,000  480,000
New York State Dorm. Auth. Rev.:
(City Univ. Sys.) Series C, 7.50% 7/1/10    500,000  591,250
 Rfdg. (State Univ. Edl. Facs.) Series A, 6.50% 5/15/04  500,000  542,500
New York State Local Govt. Assistance Corp. Series A,
0% 4/1/08    1,000,000  555,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B, 5% 4/1/97    500,000  502,405
  6,993,655
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH CAROLINA - 1.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.625% 1 /1/03   $ 500,000 $ 513,125
 Rfdg.:
 Series B, 6% 1/1/06    250,000  261,250
  Series C, 5.50% 1/1/07    200,000  199,750
  974,125
OHIO - 1.7%
Ohio State Bldg. Auth. (Adult Correctional Facs.) Series A,
5.95% 10/1/14 (MBIA Insured)    500,000  521,250
Ohio Pub. Facs. Commission Mental Health Cap. Facs. Ltd.
Tax Series II-B, 5.125% 6/1/10 (FSA Insured)    460,000  457,700
Ohio Tpk. Commission Tpk. Rev. Ltd. Tax Series A,
5.60% 2/15/12 (MBIA Insured)    250,000  255,938
  1,234,888
PENNSYLVANIA - 3.4%
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev. Section 8)
Series A, 7% 7/1/01    1,000,000  1,056,250
Pennsylvania Higher Edl. Facs. Auth. College & Univ. Rev.
Rfdg. (RIDC Reg. Growth - Carnegie-Mellon Univ. Proj.)
6% 11/1/04    1,270,000  1,387,475
  2,443,725
RHODE ISLAND - 1.5%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00    1,000,000  1,058,750
SOUTH CAROLINA - 3.4%
South Carolina Ed. Assistance Auth. Rev. Rfdg. (Guaranteed
Student Loan):
 (Sr. Lien) Series A-2, 5.40% 9/1/02    1,350,000  1,400,625
  (Sub. Lien) Series B, 5.70% 9/1/05 (c)    1,000,000  1,030,000
  2,430,625
TEXAS - 11.3%
Alliance Arpt. Auth. Spl. Facs. Rev. (American Airlines,
Inc. Proj.) 7.50% 12/1/29 (c)    1,000,000  1,075,000
Austin Wtr. Swr. & Elec. Rev. Rfdg. (Sub. Lien) 14% 11/15/01  375,000
477,656
Clear Creek Independent School Dist. Rfdg. Series A, 0% 2/1/11
(PSF Guaranteed)    1,000,000  463,750
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) Unltd. Tax 0% 8/15/11
(PSF Guaranteed)    1,000,000  453,750
North East Independent School Dist. Rfdg. (Cap. Appreciation)
Unltd. Tax Series D, 0% 2/1/00    4,565,000  3,971,550
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Port Arthur Hsg. Fin. Corp. Single Family Mtg. Rev. Rfdg.
8.70% 3/1/12   $ 515,000 $ 557,488
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical College)
6.25% 8/1/09 (MBIA Insured)    1,000,000  1,108,750
  8,107,944
UTAH - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A:
0% 7/1/06 (MBIA Insured)    2,860,000  1,766,050
 6.50% 7/1/08 (AMBAC Insured) (b)    250,000  277,813
  2,043,863
VIRGINIA - 0.7%
Chesapeake Pub. Impt. Unltd. Tax 6% 5/1/10    500,000  536,250
WASHINGTON - 5.1%
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 6.875% 10/1/08 (c)    600,000  679,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
5.40% 7/1/12    2,000,000  1,927,500
 Rfdg. Series C, 7.50% 7/1/03    525,000  585,375
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3
Rev. Rfdg. Series C, 5.10% 7/1/07    500,000  494,375
  3,686,750
TOTAL MUNICIPAL BONDS
(Cost $68,152,043)   70,265,651
MUNICIPAL NOTES (E) - 2.0%
LOUISIANA - 1.4%
Plaquemines Parish Environmental Rev. (British Petroleum
Exploration & Oil, Inc. Proj.) Series 1994, 4.30%,VRDN (c)  1,000,000
1,000,000
VIRGINIA - 0.6%
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr.
13-Hopewell Proj.) Series 1990-A, 4.15%, LOC Credit
Suisse Bank, VRDN (c)    400,000  400,000
TOTAL MUNICIPAL NOTES
(Cost $1,400,000)   1,400,000
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $69,552,043)  $ 71,665,651
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
2. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 75.1% AAA, AA, A 69.6%
Baa 13.5% BBB  12.5%
Ba 0.0% BB  1.5%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  26.8%
Education  21.9
Electric Revenue  13.1
Health Care  6.7
Water and Sewer   6.2
Industrial Development  5.5
Housing  5.0
Others (individually less than 5%)   14.8
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $69,552,043. Net unrealized appreciation aggregated $2,113,608, of which $2,280,364 related to appreciated investment securities and $166,756 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $426,000 which will expire on November 30, 2003.
At November 30, 1996, the fund was required to defer approximately $386,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS NOVEMBER 30, 1996

Investment in securities, at value (cost $69,552,043) -                  $ 71,665,651
See accompanying schedule

Cash                                                                      76,934

Interest receivable                                                       1,004,841

Prepaid expenses                                                          15,092

 TOTAL ASSETS                                                             72,762,518

LIABILITIES

Payable for investments purchased                          $ 1,739,145
Delayed delivery

Payable for fund shares redeemed                            122,840

Distributions payable                                       80,349

Accrued management fee                                      19,530

Distribution fees payable                                   17,376

Other payables and accrued expenses                         50,150

 TOTAL LIABILITIES                                                        2,029,390

NET ASSETS                                                               $ 70,733,128

Net Assets consist of:

Paid in capital                                                          $ 69,423,603

Accumulated undistributed net realized gain (loss) on                     (804,083)
investments

Net unrealized appreciation (depreciation) on                             2,113,608
investments

NET ASSETS                                                               $ 70,733,128

CALCULATION OF MAXIMUM OFFERING PRICE                                     $10.41
CLASS A:
NET ASSET VALUE and redemption price per share
 ($103,280 (divided by) 9,923 shares)

Maximum offering price per share (100/96.75 of $10.41)                    $10.76

CLASS B:                                                                  $10.41
NET ASSET VALUE and offering price per share
 ($7,445,474 (divided by) 715,302 shares) A

CLASS T:                                                                  $10.41
NET ASSET VALUE and redemption price per share
 ($56,728,926 (divided by) 5,449,117 shares)

Maximum offering price per share (100/97.25 of $10.41)                    $10.70

INSTITUTIONAL CLASS:                                                      $10.41
NET ASSET VALUE, offering price and redemption price
 per share ($6,455,448 (divided by) 620,160 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                         $ 4,252,976

EXPENSES

Management fee                                             $ 310,611

Transfer agent fees                                         89
Class A

 Class B                                                    14,063

 Class T                                                    123,364

 Institutional Class                                        17,001

Distribution fees                                           37
Class A

 Class B                                                    65,062

 Class T                                                    152,707

Accounting fees and expenses                                65,230

Non-interested trustees' compensation                       298

Custodian fees and expenses                                 7,469

Registration fees                                           10,136
Class A

 Class B                                                    14,507

 Class T                                                    18,188

 Institutional Class                                        12,749

Audit                                                       40,897

Legal                                                       3,297

Miscellaneous                                               6,503

 Total expenses before reductions                           862,208

 Expense reductions                                         (58,725)     803,483

NET INTEREST INCOME                                                      3,449,493

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      765,220

 Futures contracts                                          (80,440)     684,780

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (757,939)

 Futures contracts                                          45,806       (712,133)

NET GAIN (LOSS)                                                          (27,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 3,422,140
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 3,449,493    $ 3,326,767
Net interest income

 Net realized gain (loss)                                 684,780        (744,356)

 Change in net unrealized appreciation (depreciation)     (712,133)      7,892,460

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,422,140      10,474,871
FROM OPERATIONS

Distributions to shareholders                             (1,046)        -
From net interest income
 Class A

  Class B                                                 (269,283)      (141,667)

  Class T                                                 (2,699,983)    (2,650,307)

  Institutional Class                                     (479,181)      (534,793)

 TOTAL DISTRIBUTIONS                                      (3,449,493)    (3,326,767)

Share transactions - net increase (decrease)              (9,402,984)    2,248,880

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,430,337)    9,396,984

NET ASSETS

 Beginning of period                                      80,163,465     70,766,481

 End of period                                           $ 70,733,128   $ 80,163,465



FINANCIAL HIGHLIGHTS - CLASS A
                                                      YEAR ENDED
                                                      NOVEMBER 30,

                                                      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.160

Income from Investment Operations

 Net interest income                                   .113

 Net realized and unrealized gain (loss)               .250 F

 Total from investment operations                      .363

Less Distributions

 From net interest income                              (.113)

Net asset value, end of period                        $ 10.410

TOTAL RETURN B, C                                      3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 103

Ratio of expenses to average net assets                .90% A,
                                                       E

Ratio of net interest income to average net assets     4.60% A

Portfolio turnover rate                                35%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED NOVEMBER 30,

                                                      1996                       1995       1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.380                   $ 9.400    $ 9.890

Income from Investment Operations

 Net interest income                                   .394                       .373       .155

 Net realized and unrealized gain (loss)               .030 F                     .980       (.490)

 Total from investment operations                      .424                       1.353      (.335)

Less Distributions

 From net interest income                              (.394)                     (.373)     (.155)

Net asset value, end of period                        $ 10.410                   $ 10.380   $ 9.400

TOTAL RETURN B, C                                      4.21%                      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 7,445                    $ 6,226    $ 1,682

Ratio of expenses to average net assets                1.66% E                    1.68% E    1.65% A,
                                                                                             E

Ratio of net interest income to average net assets     3.76%                      3.71%      3.74% A

Portfolio turnover rate                                35%                        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30,1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T

                                YEARS ENDED NOVEMBER 30,

                                1996                       1995       1994 E     1993       1992 D

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 10.380                   $ 9.400    $ 10.460   $ 11.080   $ 11.010
of period

Income from Investment
Operations

 Net interest income             .461                       .451       .455       .508       .131

 Net realized and                .030 G                     .980       (1.040)    .260       .070
 unrealized gain (loss)

 Total from investment           .491                       1.431      (.585)     .768       .201
 operations

Less Distributions

 From net interest income        (.461)                     (.451)     (.455)     (.508)     (.131)

 From net realized gain          -                          -          -          (.880)     -

 In excess of net                -                          -          (.020)     -          -
 realized gain

 Total distributions             (.461)                     (.451)     (.475)     (1.388)    (.131)

Net asset value, end of         $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
period

TOTAL RETURN B, C                4.89%                      15.49%     (5.78)%    7.72%      1.37%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period       $ 56,729                   $ 62,852   $ 57,382   $ 39,800   $ 1,752
(000 omitted)

Ratio of expenses to average     1.00% F                    .94%       .90%       .90%       1.04% A,
                                                           F          F          F           F
net assets

Ratio of net interest income     4.42%                      4.56%      4.49%      4.76%      5.65% A
to average net assets

Portfolio turnover rate          35%                        53%        53%        46%        36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                   YEARS ENDED NOVEMBER 30,

                                   1996                       1995       1994 B     1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 10.360                   $ 9.410    $ 10.460   $ 11.080   $ 10.800
of period

Income from Investment
Operations

 Net interest income                .487                       .477       .481       .536       .666

 Net realized and unrealized        .050 E                     .950       (1.030)    .260       .280
 gain (loss)

 Total from investment              .537                       1.427      (.549)     .796       .946
 operations

Less Distributions

 From net interest income           (.487)                     (.477)     (.481)     (.536)     (.666)

 From net realized gain             -                          -          -          (.880)     -

 In excess of net realized          -                          -          (.020)     -          -
gain

 Total distributions                (.487)                     (.477)     (.501)     (1.416)    (.666)

Net asset value, end of period     $ 10.410                   $ 10.360   $ 9.410    $ 10.460   $ 11.080

TOTAL RETURN A                      5.36%                      15.44%     (5.43)%    8.01%      9.01%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 6,455                    $ 11,085   $ 11,702   $ 15,076   $ 28,428
(000 omitted)

Ratio of expenses to average        .75%                       .70%       .65%       .65%       .66%
net assets                         C                          C          C          C          C

Ratio of expenses to average        .74%                       .70%       .65%       .65%       .66%
net assets after expense           D
reductions

Ratio of net interest income to     4.68%                      4.96%      4.75%      5.01%      6.05%
average net assets

Portfolio turnover rate             35%                        53%        53%        46%        36%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) (formerly Fidelity Advisor Limited Term Tax-Exempt Fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $27,286,087 and $36,163,413, respectively.
The market value of futures contracts opened and closed during the period amounted to $7,791,677 and $10,268,410, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%.
For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $37, $65,062, and $152,707 under the Class A, Class B and Class T Plans, of which $37, $17,926, and $152,707 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase (five years prior to January 1, 1996). The Class B charge is based on declining rates which range from 3% to 1% (4% to 1% prior to January 1, 1996) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $17 and $78,940 on sales of Class A and Class T shares of the fund, of which $15 and $66,006 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $35,837 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $65,230.
For the period, the transfer agent fees were equivalent to annual rates of
 .37%, .20%, .20%, and .17% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $10,218.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $14,300.
5. EXPENSE REDUCTIONS -
CONTINUED
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets and the reimbursement reduced expenses by $21,881.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $9,018.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,865 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $681, and $762, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1996A          1995           1996 A          1995

CLASS A                           9,815          -             $ 99,788        $ -
Shares sold

Reinvestment of distributions     108            -              1,046           -

Shares redeemed                   -              -              -               -

Net increase (decrease)           9,923          -             $ 100,834       $ -

CLASS B                           326,024        477,351       $ 3,345,475     $ 4,788,452
Shares sold

Reinvestment of distributions     17,066         11,332         175,043         114,549

Shares redeemed                   (227,839)      (67,483)       (2,324,198)     (680,229)

Net increase (decrease)           115,251        421,200       $ 1,196,320     $ 4,222,772

CLASS T                           2,035,422      3,280,424     $ 20,912,410    $ 32,802,369
Shares sold

Reinvestment of distributions     189,811        177,315        1,947,724       1,780,402

Shares redeemed                   (2,833,821)    (3,501,979)    (28,990,305)    (34,844,861)

Net increase (decrease)           (608,588)      (44,240)      $ (6,130,171)   $ (262,090)

INSTITUTIONAL CLASS               476,090        320,582       $ 4,887,410     $ 3,224,706
Shares sold

Reinvestment of distributions     6,443          5,538          66,083          55,697

Shares redeemed                   (932,023)      (500,730)      (9,523,460)     (4,992,205)

Net increase (decrease)           (449,490)      (174,610)     $ (4,569,967)   $ (1,711,802)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund (formerly Fidelity Advisor Limited Term Tax-Exempt Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund (formerly Fidelity Advisor Limited Term Tax-Exempt Fund) as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class  12/30/96 12/27/96 $- $.001
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 7.58% of the fund's income dividends was subject to the federal alternative minimum tax.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    22   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            28


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                         PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor Short-Intermediate Municipal Income -           4.19%    14.22%
 Institutional Class

Lehman Brothers 1-5 Year Municipal Bond Index           4.84%    n/a

Short-Intermediate Municipal Debt Funds Average         4.01%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of 26 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                    PAST 1   LIFE OF
                                                   YEAR     FUND

Advisor Short-Intermediate Municipal Income -      4.19%    5.02%
 Institutional Class

Lehman Brothers 1-5 Year Municipal Bond Index      4.84%    n/a

Short-Intermediate Municipal Debt Funds Average    4.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Short-Interm. CL I       LB Municipal Bond Index
             00606                       LB015
  1994/03/31      10000.00                    10000.00
  1994/04/30      10024.02                    10084.80
  1994/05/31      10041.56                    10172.24
  1994/06/30      10062.58                    10110.08
  1994/07/31      10144.43                    10295.40
  1994/08/31      10177.48                    10331.02
  1994/09/30      10149.37                    10179.36
  1994/10/31      10114.45                     9998.58
  1994/11/30      10049.02                     9817.80
  1994/12/31      10147.71                    10033.89
  1995/01/31      10288.00                    10320.66
  1995/02/28      10395.05                    10620.79
  1995/03/31      10466.04                    10742.82
  1995/04/30      10484.19                    10755.50
  1995/05/31      10629.43                    11098.70
  1995/06/30      10625.69                    11002.15
  1995/07/31      10716.95                    11106.45
  1995/08/31      10819.79                    11247.28
  1995/09/30      10857.92                    11318.47
  1995/10/31      10928.33                    11483.04
  1995/11/30      10986.80                    11673.55
  1995/12/31      11035.61                    11785.73
  1996/01/31      11117.00                    11874.71
  1996/02/29      11120.38                    11794.56
  1996/03/31      11058.92                    11643.82
  1996/04/30      11058.47                    11610.87
  1996/05/31      11081.79                    11606.22
  1996/06/30      11140.49                    11732.62
  1996/07/31      11201.04                    11839.38
  1996/08/31      11206.87                    11836.54
  1996/09/30      11267.75                    12002.25
  1996/10/31      11341.46                    12138.00
  1996/11/30      11446.75                    12360.12
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund - Institutional Class on March 31, 1994, shortly after the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,447 - a 14.47% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,360 - a 23.60% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
                             YEARS ENDED           MARCH 16, 1994
                            NOVEMBER 30,          (COMMENCEMENT
                                                   OF OPERATIONS) TO

                             1996           1995   NOVEMBER 30,
                                                   1994

Dividend return               4.09%         4.63%   2.57%

Capital appreciation return   0.10%         4.71%   -2.30%

Total return                  4.19%         9.34%   0.27%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.42(cents)   20.90(cents)   40.71(cents)

Annualized dividend rate                 4.09%         4.12%          4.01%

30-day annualized yield                  3.82%         -              -

30-day annualized tax-equivalent yield   5.97%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.18 over the past month, $10.13 over the past six months and $10.15 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket - but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain Institutional Class expenses during the period shown, the yield and tax-equivalent yield would have been 3.75% and 5.86%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For
the past 12 months, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months
of the period trading at expensive
levels relative to their taxable
counterparts. At that point and
through October, the performance
of the municipal market stalled
somewhat, as investor demand
declined and institutional investors
sold off some of their municipal
bond holdings to take profits. That
sell-off subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. Relatively well. For the 12 months that ended November 30, 1996, the fund's Institutional Class shares returned 4.19%. To gauge the fund's performance against that of its peers, the short-intermediate municipal debt funds average was up 4.01% over the same period, according to Lipper Analytical Services. The Lehman Brothers 1-5 Year Municipal Bond Index, which reflects the marketplace in which the fund invests, had a return of 4.84%.
Q. CAN YOU ISOLATE ANY FACTORS THAT CONTRIBUTED TO PERFORMANCE?
A. Sure. The fund's emphasis on premium coupon bonds, as opposed to bonds trading at or near par and those trading at discounts, helped when the market sold off some in the spring and summer months. Premium coupon bonds have historically performed well in down markets. They tend not to gyrate as much as par and discount coupons. Two other beneficial factors were maintaining a solid weighting in Baa-rated bonds relative to the fund's benchmark, and my continued emphasis on finding opportunities in the student loan sector.
Q. WHAT ATTRACTS YOU TO STUDENT
LOAN BONDS?
A. Student loan bonds have been strong performers for the fund for quite some time. Much like mortgage-backed issues, student loan bonds can come with a degree of prepayment risk. I tend to look for those issues that don't feature that risk and are noncallable, that is, the issuer does not have the option to redeem the bonds prior to maturity. The market has attached a yield premium on student loan bonds due to the limited demand. Some investors, feeling that prepayment risk is a significant detractor, evidently don't want to put in the work and effort to understand student loan bonds. We've decided that they're worth the research time, and this approach has been rewarded.
Q. YOU MENTIONED THE FUND'S BAA-RATED BONDS AS BEING POSITIVE PERFORMERS. WHAT IS YOUR STRATEGY WITH RESPECT TO THESE ISSUES?
A. With yield spreads being so tight in this area, it was difficult to uncover any new opportunities. Occasionally, I'll see a Baa bond that I like, but the valuation will be a little too rich. While it's a tough discipline to maintain because good opportunities are rare, I don't want to stray from my discipline. Ideally, I want to diversify my Baa holdings across different sectors. I then try to offset the Baa positions with central service bonds, such as water and sewer or utility issues. Because people always need these services, the demand for these bonds can act as a buffer if the Baa bonds don't perform well.
Q. CAN YOU DESCRIBE THE BACKDROP FOR THE MUNICIPAL MARKET OVER THE PAST 12
MONTHS?
A. In February and March of 1996, the overall bond market was lagging. Employment statistics surfaced that were much higher than investors had anticipated, and rates rose in both the Treasury and municipal markets. Municipals managed to outperform Treasuries during some of this time, mostly due to a lack of supply and cheap valuations. The market was also concerned about potential tax legislation and the resulting effects on municipal securities. Flat tax discussion made people a bit leery. As we entered the second half of the period and tax legislation discussion faded into the background, municipals came back strong. Along with the trend of municipals outperforming Treasuries, municipal valuations became expensive toward the end of the period. We then had a correction, as the municipal market moved back to its more normal levels.
Q. WERE THERE ANY INDIVIDUAL BONDS THAT AFFECTED PERFORMANCE?
A. The fund's positions in the Texas permanent school fund continued to shine. This program was set up to be a mechanism by which Texas school systems can access the debt market. We've also seen good performance recently from some of the fund's student loan holdings in Louisiana and Montana. The one I'd like to have back is my weighting in California bonds over the period. I was a bit too selective in searching for the most advantageous spreads in the state, and my resulting underweighting proved somewhat disappointing.
Q. WHAT'S YOUR OUTLOOK?
A. As far as strategy, I'm going to scour the Baa market for more opportunities, try to take advantage of aberrations along the yield curve and continue to effectively trade student loan bonds. I think the municipal market is fairly priced and things should chug along at normal speed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek as high a level
of current income, exempt
from federal income tax, as is
consistent with the
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1996, more than $30 million
MANAGER: Norm Lind, since
1995; manager, Fidelity Advisor
New York Municipal Income
Fund, since 1995; joined
Fidelity in 1986
(checkmark)
NORM LIND ON DIFFERENT
SEGMENTS OF THE BOND MARKET
Utility bonds: "Utilities have
become increasingly
challenging. They were hit
hard in 1994 when
deregulation came into play,
and some of the big
market-share utilities were
suddenly faced with
competition. Investors are
more skeptical of this sector
now."
Bond insurance: "Bond
insurance has made my life a
little tougher. There's so much
insured paper flooding the
market these days, yield
opportunities are hard to come
by. My strategy has been to
look for issues in the student
loan and Baa sectors, and plug
the remaining holes with
insured paper."
Prerefunded bonds: "Issuers
will occasionally prerefund
their outstanding bonds and
issue new ones. They will then
take the proceeds and form a
pool designed solely to pay
off the interest and principal of
the original bonds.
Prerefunded bonds typically
improve in quality and they've
made positive contributions to
the portfolio."
Regional diversification: "I've
always tried to diversify the
fund's holdings across
different areas of the country.
The tough part is that the state
of New York is the
second-largest issuer of debt
in the U.S., trailing only the
U.S. government. And New
York City sits in the third spot.
This can make it difficult to
diversify across regions
effectively."
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1996
                 % OF FUND'S   % OF FUND'S
                 INVESTMENTS   INVESTMENTS
                               IN THESE STATES
                               6 MONTHS AGO

Texas            20.6          22.3

New York         10.3          10.1

South Carolina   9.3           5.0

Massachusetts    8.0           8.0

California       6.3           8.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE MARKET SECTORS

                                       6 MONTHS AGO

General Obligation       28.0          30.5

Escrowed/Pre-Refunded    17.7          15.6

Education                17.3          17.3

Electric Revenue         14.3          15.9

Industrial Development   7.8           4.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
                  6 MONTHS AGO

Years                  3.4             3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years                 3.0              2.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Aaa 54.6%
Aa, A 28.3%
Baa 12.4%
Short-term
investments 4.7%
Aaa 53.7%
Aa, A 29.7%
Baa 12.5%
Short-term
investments 4.1%
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 12.4
Row: 1, Col: 3, Value: 28.3
Row: 1, Col: 4, Value: 54.6
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 29.7
Row: 1, Col: 4, Value: 53.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.6%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 185,988
ALASKA - 2.4%
Alaska Student Loan Corp. Student Loan Rev. Series A,
7.20% 7/1/99 (AMBAC Insured) (a)    500,000  529,375
North Slope Borough (Cap. Appreciation) Series A,
0% 6/30/99 (MBIA Insured)    250,000  223,125
  752,500
CALIFORNIA - 6.3%
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  995,000
Central Valley Fing. Auth. Cogeneration Rev. Ltd. Tax
(Carson Ice-Generation Proj.) 5% 7/1/98    1,000,000  1,007,500
  2,002,500
COLORADO - 3.2%
Aurora Ctfs. of Prtn. Rfdg. 4.75% 12/1/96    500,000  500,025
Denver City & County Arpt. Rev. Series A (a):
6.60% 11/15/97    250,000  255,530
 6.90% 11/15/98    250,000  261,562
  1,017,117
FLORIDA - 5.2%
Florida Poll. Cont. Series X, 6.40% 7/1/09
(MBIA Insured) (Pre-Refunded to 7/1/01 @ 101)  (b)   1,005,000  1,100,475
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.25% 10/1/01 (FGIC Insured)    500,000  541,875
  1,642,350
GEORGIA - 3.4%
Georgia Gen. Oblig. Ltd. Tax Series D, 5.50% 8/1/04   1,000,000  1,070,000
INDIANA - 2.3%
Indianapolis Local Pub. Impt. (Cap. Appreciation) Series D,
0% 2/1/18 (Pre-Refunded to 2/1/98 @ 19.12) (b)   1,000,000  182,500
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  546,250
  728,750
LOUISIANA - 5.6%
Louisiana Gen. Oblig. Rfdg. Series A, 6% 8/1/01
(FGIC Insured)    500,000  533,125
Louisiana Pub. Facs. Auth. Rev. Student Loan Sr. Series A-1,
6.20% 3/01/01    1,200,000  1,261,500
  1,794,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 8.0%
Massachusetts Wtr. Resources Auth. Series A, 7.50% 4/1/09
(Pre-Refunded to 4/1/00 @ 102) (b)   $ 1,800,000 $ 2,013,750
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan) Sr. Issue Series A,
6.50% 9/1/02    500,000  538,750
  2,552,500
MINNESOTA - 0.5%
Minneapolis (Cap. Appreciation) Series B, 0% 12/1/02   200,000  153,750
MONTANA - 4.1%
Montana Higher Ed. Student Asst. Corp. Rev. Student Loan
Series B, 6.60% 12/1/99 (a)    1,255,000  1,313,044
NEVADA - 2.6%
Clark County School Dist. Ltd. Tax Series A, 9.75% 6/1/01
(MBIA Insured)    500,000  607,500
Washoe County (Reno Sparks Convention Bowling Fac.)
Series A, 8.50% 7/1/97 (FGIC Insured)    200,000  205,494
  812,994
NEW JERSEY - 0.7%
Somerset County Unltd. Tax Series B, 6.50% 11/1/97   230,000  235,966
NEW MEXICO - 0.8%
Albuquerque Arpt. Rev. Rfdg. 6.25% 7/1/00
(AMBAC Insured) (a)(c)    250,000  261,563
NEW YORK - 10.3%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,107,500
New York City Muni. Assistance Corp. Rfdg. Series E,
5.50% 7/1/00    1,000,000  1,042,500
New York Local Gov't. Assistance Corp. Series A,
7% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (b)   1,000,000  1,122,500
  3,272,500
NORTH CAROLINA - 2.4%
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.) 5.75% 1/1/02    750,000  779,062
OHIO - 0.9%
Columbus Wtrwks. & Swr. Impt. Unltd. Tax (Variable Purp.)
12% 5/15/98    270,000  299,700
PENNSYLVANIA - 6.2%
Allegheny County Ind. Dev. Auth. Rev. Rfdg. (Environmental
Impt. USX-Marathon Corp.) Series B,
5.30% 12/1/96    1,000,000  1,000,030
Pennsylvania Convention Ctr. Auth. Rev. Rfdg. Series A,
5.75% 9/1/99    315,000  320,513
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Health Svc. Rev. Series A,
(Univ. of Pennsylvania) 5.125% 1/1/01   $ 650,000 $ 667,062
  1,987,605
SOUTH CAROLINA - 9.3%
South Carolina Ed. Assistance Auth. Rev.
(Insured Student Loan) (a):
  5.90% 9/1/98    300,000  307,500
  6.10% 9/1/98    1,000,000  1,028,750
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A,
6% 1/1/97 (MBIA Insured)    250,000  250,440
South Carolina State Hwy. Ltd. Tax 5.40% 8/1/03    1,300,000  1,369,875
  2,956,565
TEXAS - 17.5%
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  578,750
Austin Pub. Impt. Ltd. Tax 7% 9/1/01    1,000,000  1,112,500
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg. Series A-1,
6.05% 12/1/01 (a)    500,000  526,250
Northside Independent School Dist. School Bldg. Ltd. Tax
8.375% 2/1/00 (PSF Guaranteed)    500,000  560,625
Plano Independent School Dist. Series B, 8.625% 2/15/03
(FGIC Insured) (Pre-Refunded to 2/15/01 @ 100) (b)   400,000  464,000
Round Rock Rfdg. 6.40% 8/1/98 (FGIC Insured)    770,000  782,944
San Antonio Elec. & Gas Rev. Rfdg. 6.40% 2/1/98   1,000,000  1,008,730
San Antonio Gen. Oblig. Rfdg. Ltd. Tax (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  127,969
Texas Veterans Hsg. Assistance Series B-4, 5%
12/1/97 (a)    400,000  405,320
  5,567,088
UTAH - 1.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (BIG Insured) 500,000 427,500 WASHINGTON - 1.7%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg. (Nuclear Proj. #1)
Series A, 7.25% 7/1/99    500,000  538,125
TOTAL MUNICIPAL BONDS
(Cost $29,919,079)   30,351,792
MUNICIPAL NOTES (D) - 4.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
LOUISIANA - 0.3%
West Baton Rouge Parish Ind. Dist. #3 Rev. (Dow Chemical
Co. Proj.) Series 1995, 4.30%, VRDN (a)   $ 100,000 $ 100,000
MICHIGAN - 1.3%
Michigan Strategic Fund Rev. (Dow Chemical Co. Proj.)
Series 1992, 4.25%, VRDN (a)    400,000  400,000
TEXAS - 3.1%
Gulf Coast Ind. Dev. Auth. Solid Waste Disp.
Rev. (Citgo Petroleum Proj.) 4.30%,
LOC Wachovia Bank, VRDN (a)    500,000  500,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil
Co. Proj.) 4.25%, VRDN (a)    500,000  500,000
  1,000,000
TOTAL MUNICIPAL NOTES
(Cost $1,500,000)   1,500,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $31,419,079)  $ 31,851,792
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
2. Security collateralized by an amount sufficient to pay interest and principal.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 78.1% AAA, AA, A 71.5%
Baa 9.2% BBB  9.3%
Ba 0.0% BB  3.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.0%
Escrowed/Pre-Refunded  17.7
Education  17.3
Electric Revenue  14.3
Industrial Development  7.8
Others (individually less than 5%)   14.9
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $31,419,079. Net unrealized appreciation aggregated $432,713, of which $438,248 related to appreciated investment securities and $5,535 related to depreciated investment securities.
The fund hereby designates approximately $31,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $31,419,079) -                 $ 31,851,792
See accompanying schedule

Interest receivable                                                      579,829

Prepaid expenses                                                         15,092

 TOTAL ASSETS                                                            32,446,713

LIABILITIES

Payable to custodian bank                                  $ 84,902

Payable for investments purchased                           1,127,102
Regular delivery

 Delayed delivery                                           381,951

Payable for fund shares redeemed                            246,891

Distributions payable                                       14,015

Distribution fees payable                                   3,734

Other payables and accrued expenses                         27,153

 TOTAL LIABILITIES                                                       1,885,748

NET ASSETS                                                              $ 30,560,965

Net Assets consist of:

Paid in capital                                                         $ 30,032,966

Accumulated undistributed net realized gain (loss) on                    95,286
investments

Net unrealized appreciation (depreciation) on                            432,713
investments

NET ASSETS                                                              $ 30,560,965

CALCULATION OF MAXIMUM OFFERING PRICE                                    $10.21
CLASS A:
NET ASSET VALUE and redemption price per share
 ($186,313 (divided by) 18,243 shares)

Maximum offering price per share (100/98.50 of $10.21)                   $10.37

CLASS T:                                                                 $10.21
NET ASSET VALUE and redemption price per share
 ($29,887,374 (divided by) 2,928,019 shares)

Maximum offering price per share (100/98.50 of $10.21)                   $10.37

INSTITUTIONAL CLASS:                                                     $10.21
NET ASSET VALUE, offering price and redemption price per
 share ($487,278 (divided by) 47,722 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                      $ 1,445,501

EXPENSES

Management fee                                          $ 117,532

Transfer agent fees                                      142
Class A

 Class T                                                 59,346

 Institutional Class                                     1,087

Distribution fees                                        62
Class A

 Class T                                                 44,018

Accounting fees and expenses                             58,330

Non-interested trustees' compensation                    112

Custodian fees and expenses                              3,301

Registration fees                                        10,486
Class A

 Class T                                                 24,864

 Institutional Class                                     41,361

Audit                                                    30,988

Legal                                                    878

Miscellaneous                                            1,991

 Total expenses before reductions                        394,498

 Expense reductions                                      (129,076)    265,422

NET INTEREST INCOME                                                   1,180,079

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   131,119

 Futures contracts                                       (1,119)      130,000

Change in net unrealized appreciation (depreciation)                  (87,628)
on investment securities

NET GAIN (LOSS)                                                       42,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,222,451
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 1,180,079    $ 838,907
Net interest income

 Net realized gain (loss)                                 130,000        87,093

 Change in net unrealized appreciation (depreciation)     (87,628)       813,482

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,222,451      1,739,482
FROM OPERATIONS

Distributions to shareholders                             (1,658)        -
From net interest income
 Class A

  Class T                                                 (1,165,115)    (837,146)

  Institutional Class                                     (13,306)       (1,761)

 From net realized gain

  Class T                                                 (83,601)       -

  Institutional Class                                     (394)          -

 TOTAL DISTRIBUTIONS                                      (1,264,074)    (838,907)

Share transactions - net increase (decrease)              1,194,041      11,944,539

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,152,418      12,845,114

NET ASSETS

 Beginning of period                                      29,408,547     16,563,433

 End of period                                           $ 30,560,965   $ 29,408,547



FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.100

Income from Investment Operations

 Net interest income                         .100

 Net realized and unrealized gain (loss)     .110

 Total from investment operations            .210

Less Distributions

 From net interest income                    (.100)

Net asset value, end of period              $ 10.210

TOTAL RETURN B, C                            2.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 186

Ratio of expenses to average net assets      .90% A,
                                             E

Ratio of net interest income to average      4.06% A
net assets

Portfolio turnover rate                      62%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

                                        YEARS ENDED NOVEMBER 30,

                                                      1996       1995       1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.240   $ 9.770    $ 10.000

Income from Investment Operations

 Net interest income                                   .404       .430       .259

 Net realized and unrealized gain (loss)               -          .470       (.230)

 Total from investment operations                      .404       .900       .029

Less Distributions

 From net interest income                              (.404)     (.430)     (.259)

 From net realized gain                                (.030)     -          -

 Total distributions                                   (.434)     (.430)     (.259)

Net asset value, end of period                        $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 29,887   $ 29,274   $ 16,563

Ratio of expenses to average net assets                .90%       .82%       .75% A
                                                      E          E          , E

Ratio of expenses to average net assets after          .89% F     .82%       .75% A
expense reductions

Ratio of net interest income to average net assets     3.97%      4.25%      3.74% A

Portfolio turnover rate                                62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                        YEARS ENDED NOVEMBER
                                                        30,

                                                                    1996       1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.230   $ 10.070

Income from Investment Operations

 Net interest income                                                 .407       .178

 Net realized and unrealized gain (loss)                             .010       .160

 Total from investment operations                                    .417       .338

Less Distributions

 From net interest income                                            (.407)     (.178)

 From net realized gain                                              (.030)     -

 Total distributions                                                 (.437)     (.178)

Net asset value, end of period                                      $ 10.210   $ 10.230

TOTAL RETURN B, C                                                    4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 487      $ 134

Ratio of expenses to average net assets                              .75% E     .75% A,
                                                                                E

Ratio of expenses to average net assets after expense reductions     .74% F     .75% A

Ratio of net interest income to average net assets                   4.03%      4.18% A

Portfolio turnover rate                                              62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund(the fund) (formerly Fidelity Advisor Short-Intermediate Tax Exempt Fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $19,788,336 and $18,628,527, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,066,653 and $1,065,534, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .15% of the average net assets of the Class A and Class T shares. For the period, the fund paid FDC $62 and $44,018 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. For the period, FDC received sales charges of $1,193 and $67,305 on sales of Class A and Class T shares of the fund, of which $1,021 and $57,087, were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $58,330.
For the period, the transfer agent fees were equivalent to annual rates of
 .35%, .20%, and .33% of the average net assets of Class A, Class T, and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, .90%, and .75% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $10,622, $76,033, and $42,308 for Class A, Class T, and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $113 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           18,079         -             $ 182,623       $ -
Shares sold

Reinvestment of distributions     164            -              1,669           -

Shares redeemed                   -              -              -               -

Net increase (decrease)           18,243         -             $ 184,292       $ -

CLASS T                           1,927,010      2,839,080     $ 19,536,753    $ 28,620,296
Shares sold

Reinvestment of distributions     103,571        63,732         1,051,496       642,853

Shares redeemed                   (1,962,525)    (1,737,334)    (19,930,259)    (17,451,379)

Net increase (decrease)           68,056         1,165,478     $ 657,990       $ 11,811,770

INSTITUTIONAL CLASS               36,423         12,961        $ 370,359       $ 131,002
Shares sold

Reinvestment of distributions     713            173            7,234           1,767

Shares redeemed                   (2,548)        -              (25,834)        -

Net increase (decrease)           34,588         13,134        $ 351,759       $ 132,769


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund (formerly Fidelity Advisor Short-Intermediate Tax-Exempt Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund (formerly Fidelity Advisor Short-Intermediate Tax-Exempt Fund), as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/30/96 12/27/96 $- $.03
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends were free from federal income tax, and 18.99% of the fund's income dividends was subject to the federal alternative minimum tax.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman U. Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND - CLASS A AND CLASS T
(FORMERLY CLASS A)
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     20   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                             PAST 1   LIFE OF
                                                            YEAR     FUND

Advisor Short-Intermediate Municipal Income                 4.04%    14.11%
Fund -  Class A

Advisor Short-Intermediate Municipal Income Fund -          2.48%    12.40%
 Class A (incl. max. 1.50% sales charge)

Lehman Brothers 1-5 Year Municipal Bond Index               4.84%    n/a

Short-Intermediate Municipal Debt Funds Average             4.01%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of 26 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                       PAST 1   LIFE OF
                                                      YEAR     FUND

Advisor Short-Intermediate Municipal Income Fund -    4.04%    4.98%
 Class A

Advisor Short-Intermediate Municipal Income Fund -    2.48%    4.40%
 Class A (incl. max. 1.50% sales charge)

Lehman Brothers 1-5 Year Municipal Bond Index         4.84%    n/a

Short-Intermediate Municipal Debt Funds Average       4.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Short-Interm. CL A       LB Municipal Bond Index
             00264                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11088.39                    12002.25
  1996/10/31      11160.71                    12138.00
  1996/11/30      11263.96                    12360.12
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund - Class A on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,264 - a 12.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,360 - a 23.60% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                                         MARCH 16, 1994
                                                        (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                        NOVEMBER 30,
                                                        1994

                              YEARS ENDED NOVEMBER 30,

                              1996    1995

Dividend return               4.04%   4.57%             2.57%

Capital appreciation return   0.00%   4.81%             -2.30%

Total return                  4.04%   9.38%             0.27%

DIVIDEND returns and capital appreciation returns are both part of a class's total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          LIFE OF
                                         MONTH         CLASS

Dividends per share                      3.39(cents)   9.98(cents)

Annualized dividend rate                 4.05%         4.08%

30-day annualized yield                  n/a           -

30-day annualized tax-equivalent yield   n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.18 over the past month and $10.14 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996                             PAST 1   LIFE OF
                                                            YEAR     FUND

Advisor Short-Intermediate Municipal Income                 4.06%    14.13%
Fund -  Class T

Advisor Short-Intermediate Municipal Income Fund -          2.50%    12.42%
 Class T (incl. max. 1.50% sales charge)

Lehman Brothers 1-5 Year Municipal Bond Index               4.84%    n/a

Short-Intermediate Municipal Debt Funds Average             4.01%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of 26 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                       PAST 1   LIFE OF
                                                      YEAR     FUND

Advisor Short-Intermediate Municipal Income Fund -    4.06%    4.99%
 Class T

Advisor Short-Intermediate Municipal Income Fund -    2.50%    4.40%
 Class T (incl. max. 1.50% sales charge)

Lehman Brothers 1-5 Year Municipal Bond Index         4.84%    n/a

Short-Intermediate Municipal Debt Funds Average       4.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Short-Interm. CL T       LB Municipal Bond Index
             00636                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11092.44                    12002.25
  1996/10/31      11163.59                    12138.00
  1996/11/30      11265.80                    12360.12
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund - Class T on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,266 - a 12.66% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,360 - a 23.60% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                                       MARCH 16, 1994
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30,
                                                       1994

                              YEARS ENDED NOVEMBER 30,

                              1996    1995


Dividend return               4.06%   4.57%             2.57%

Capital appreciation return   0.00%   4.81%             -2.30%

Total return                  4.06%   9.38%             0.27%

DIVIDEND returns and capital appreciation returns are both part of a class's total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.29(cents)   20.24(cents)   40.43(cents)

Annualized dividend rate                 3.94%         3.99%          3.98%

30-day annualized yield                  3.61%         -              -

30-day annualized tax-equivalent yield   5.64%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.17 over the past month, $10.12 over the past six months and $10.15 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the period shown, the yield and tax-equivalent yield would have been 3.51% and 5.48%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For
the past 12 months, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months
of the period trading at expensive
levels relative to their taxable
counterparts. At that point and
through October, the performance
of the municipal market stalled
somewhat, as investor demand
declined and institutional investors
sold off some of their municipal
bond holdings to take profits. That
sell-off subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. Relatively well. For the 12-month period that ended November 30, 1996, the fund's Class A and Class T shares returned 4.04% and 4.06%, respectively. To gauge the fund's performance against that of its peers, the short-intermediate municipal debt funds average was up 4.01% over the same period, according to Lipper Analytical Services. The Lehman Brothers 1-5 Year Municipal Bond Index, which reflects the marketplace in which the fund invests, had a return of 4.84%.
Q. CAN YOU ISOLATE ANY FACTORS THAT CONTRIBUTED TO PERFORMANCE?
A. Sure. The fund's emphasis on premium coupon bonds, as opposed to bonds trading at or near par and those trading at discounts, helped when the market sold off some in the spring and summer months. Premium coupon bonds have historically performed well in down markets. They tend not to gyrate as much as par and discount coupons. Two other beneficial factors were maintaining a solid weighting in Baa-rated bonds relative to the fund's benchmark, and my continued emphasis on finding opportunities in the student loan sector.
Q. WHAT ATTRACTS YOU TO STUDENT
LOAN BONDS?
A. Student loan bonds have been strong performers for the fund for quite some time. Much like mortgage-backed issues, student loan bonds can come with a degree of prepayment risk. I tend to look for those issues that don't feature that risk and are noncallable, that is, the issuer does not have the option to redeem the bonds prior to maturity. The market has attached a yield premium on student loan bonds due to the limited demand. Some investors, feeling that prepayment risk is a significant detractor, evidently don't want to put in the work and effort to understand student loan bonds. We've decided that they're worth the research time, and this approach has been rewarded.
Q. YOU MENTIONED THE FUND'S BAA-RATED BONDS AS BEING POSITIVE PERFORMERS. WHAT IS YOUR STRATEGY WITH RESPECT TO THESE ISSUES?
A. With yield spreads being so tight in this area, it was difficult to uncover any new opportunities. Occasionally, I'll see a Baa bond that I like, but the valuation will be a little too rich. While it's a tough discipline to maintain because good opportunities are rare, I don't want to stray from my discipline. Ideally, I want to diversify my Baa holdings across different sectors. I then try to offset the Baa positions with central service bonds, such as water and sewer or utility issues. Because people always need these services, the demand for these bonds can act as a buffer if the Baa bonds don't perform well.
Q. CAN YOU DESCRIBE THE BACKDROP FOR THE MUNICIPAL MARKET OVER THE PAST 12
MONTHS?
A. In February and March of 1996, the overall bond market was lagging. Employment statistics surfaced that were much higher than investors had anticipated, and rates rose in both the Treasury and municipal markets. Municipals managed to outperform Treasuries during some of this time, mostly due to a lack of supply and cheap valuations. The market was also concerned about potential tax legislation and the resulting effects on municipal securities. Flat tax discussion made people a bit leery. As we entered the second half of the period and tax legislation discussion faded into the background, municipals came back strong. Along with the trend of municipals outperforming Treasuries, municipal valuations became expensive toward the end of the period. We then had a correction, as the municipal market moved back to its more normal levels.
Q. WERE THERE ANY INDIVIDUAL BONDS THAT AFFECTED PERFORMANCE?
A. The fund's positions in the Texas permanent school fund continued to shine. This program was set up to be a mechanism by which Texas school systems can access the debt market. We've also seen good performance recently from some of the fund's student loan holdings in Louisiana and Montana. The one I'd like to have back is my weighting in California bonds over the period. I was a bit too selective in searching for the most advantageous spreads in the state, and my resulting underweighting proved somewhat disappointing.
Q. WHAT'S YOUR OUTLOOK?
A. As far as strategy, I'm going to scour the Baa market for more opportunities, try to take advantage of aberrations along the yield curve and continue to effectively trade student loan bonds. I think the municipal market is fairly priced and things should chug along at normal speed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek as high a level
of current income, exempt
from federal income tax, as is
consistent with the
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1996, more than $30 million
MANAGER: Norm Lind, since
1995; manager, Fidelity Advisor
New York Municipal Income
Fund, since 1995; joined
Fidelity in 1986
(checkmark)
NORM LIND ON DIFFERENT
SEGMENTS OF THE BOND MARKET
Utility bonds: "Utilities have
become increasingly
challenging. They were hit
hard in 1994 when
deregulation came into play,
and some of the big
market-share utilities were
suddenly faced with
competition. Investors are
more skeptical of this sector
now."
Bond insurance: "Bond
insurance has made my life a
little tougher. There's so much
insured paper flooding the
market these days, yield
opportunities are hard to come
by. My strategy has been to
look for issues in the student
loan and Baa sectors, and plug
the remaining holes with
insured paper."
Prerefunded bonds: "Issuers
will occasionally prerefund
their outstanding bonds and
issue new ones. They will then
take the proceeds and form a
pool designed solely to pay
off the interest and principal of
the original bonds.
Prerefunded bonds typically
improve in quality and they've
made positive contributions to
the portfolio."
Regional diversification: "I've
always tried to diversify the
fund's holdings across
different areas of the country.
The tough part is that the state
of New York is the
second-largest issuer of debt
in the U.S., trailing only the
U.S. government. And New
York City sits in the third spot.
This can make it difficult to
diversify across regions
effectively."
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1996
                 % OF FUND'S   % OF FUND'S
                 INVESTMENTS   INVESTMENTS
                               IN THESE STATES
                               6 MONTHS AGO

Texas            20.6          22.3

New York         10.3          10.1

South Carolina   9.3           5.0

Massachusetts    8.0           8.0

California       6.3           8.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE MARKET SECTORS

                                       6 MONTHS AGO

General Obligation       28.0          30.5

Escrowed/Pre-Refunded    17.7          15.6

Education                17.3          17.3

Electric Revenue         14.3          15.9

Industrial Development   7.8           4.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years   3.4   3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years   3.0    2.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Aaa 54.6%
Aa, A 28.3%
Baa 12.4%
Short-term
investments 4.7%
Aaa 53.7%
Aa, A 29.7%
Baa 12.5%
Short-term
investments 4.1%
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 12.4
Row: 1, Col: 3, Value: 28.3
Row: 1, Col: 4, Value: 54.6
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 29.7
Row: 1, Col: 4, Value: 53.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.6%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 185,988
ALASKA - 2.4%
Alaska Student Loan Corp. Student Loan Rev. Series A,
7.20% 7/1/99 (AMBAC Insured) (a)    500,000  529,375
North Slope Borough (Cap. Appreciation) Series A,
0% 6/30/99 (MBIA Insured)    250,000  223,125
  752,500
CALIFORNIA - 6.3%
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  995,000
Central Valley Fing. Auth. Cogeneration Rev. Ltd. Tax
(Carson Ice-Generation Proj.) 5% 7/1/98    1,000,000  1,007,500
  2,002,500
COLORADO - 3.2%
Aurora Ctfs. of Prtn. Rfdg. 4.75% 12/1/96    500,000  500,025
Denver City & County Arpt. Rev. Series A (a):
6.60% 11/15/97    250,000  255,530
 6.90% 11/15/98    250,000  261,562
  1,017,117
FLORIDA - 5.2%
Florida Poll. Cont. Series X, 6.40% 7/1/09
(MBIA Insured) (Pre-Refunded to 7/1/01 @ 101)  (b)   1,005,000  1,100,475
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.25% 10/1/01 (FGIC Insured)    500,000  541,875
  1,642,350
GEORGIA - 3.4%
Georgia Gen. Oblig. Ltd. Tax Series D, 5.50% 8/1/04   1,000,000  1,070,000
INDIANA - 2.3%
Indianapolis Local Pub. Impt. (Cap. Appreciation) Series D,
0% 2/1/18 (Pre-Refunded to 2/1/98 @ 19.12) (b)   1,000,000  182,500
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  546,250
  728,750
LOUISIANA - 5.6%
Louisiana Gen. Oblig. Rfdg. Series A, 6% 8/1/01
(FGIC Insured)    500,000  533,125
Louisiana Pub. Facs. Auth. Rev. Student Loan Sr. Series A-1,
6.20% 3/01/01    1,200,000  1,261,500
  1,794,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 8.0%
Massachusetts Wtr. Resources Auth. Series A, 7.50% 4/1/09
(Pre-Refunded to 4/1/00 @ 102) (b)   $ 1,800,000 $ 2,013,750
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan) Sr. Issue Series A,
6.50% 9/1/02    500,000  538,750
  2,552,500
MINNESOTA - 0.5%
Minneapolis (Cap. Appreciation) Series B, 0% 12/1/02   200,000  153,750
MONTANA - 4.1%
Montana Higher Ed. Student Asst. Corp. Rev. Student Loan
Series B, 6.60% 12/1/99 (a)    1,255,000  1,313,044
NEVADA - 2.6%
Clark County School Dist. Ltd. Tax Series A, 9.75% 6/1/01
(MBIA Insured)    500,000  607,500
Washoe County (Reno Sparks Convention Bowling Fac.)
Series A, 8.50% 7/1/97 (FGIC Insured)    200,000  205,494
  812,994
NEW JERSEY - 0.7%
Somerset County Unltd. Tax Series B, 6.50% 11/1/97   230,000  235,966
NEW MEXICO - 0.8%
Albuquerque Arpt. Rev. Rfdg. 6.25% 7/1/00
(AMBAC Insured) (a)(c)    250,000  261,563
NEW YORK - 10.3%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,107,500
New York City Muni. Assistance Corp. Rfdg. Series E,
5.50% 7/1/00    1,000,000  1,042,500
New York Local Gov't. Assistance Corp. Series A,
7% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (b)   1,000,000  1,122,500
  3,272,500
NORTH CAROLINA - 2.4%
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.) 5.75% 1/1/02    750,000  779,062
OHIO - 0.9%
Columbus Wtrwks. & Swr. Impt. Unltd. Tax (Variable Purp.)
12% 5/15/98    270,000  299,700
PENNSYLVANIA - 6.2%
Allegheny County Ind. Dev. Auth. Rev. Rfdg. (Environmental
Impt. USX-Marathon Corp.) Series B,
5.30% 12/1/96    1,000,000  1,000,030
Pennsylvania Convention Ctr. Auth. Rev. Rfdg. Series A,
5.75% 9/1/99    315,000  320,513
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Health Svc. Rev. Series A,
(Univ. of Pennsylvania) 5.125% 1/1/01   $ 650,000 $ 667,062
  1,987,605
SOUTH CAROLINA - 9.3%
South Carolina Ed. Assistance Auth. Rev.
(Insured Student Loan) (a):
  5.90% 9/1/98    300,000  307,500
  6.10% 9/1/98    1,000,000  1,028,750
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A,
6% 1/1/97 (MBIA Insured)    250,000  250,440
South Carolina State Hwy. Ltd. Tax 5.40% 8/1/03    1,300,000  1,369,875
  2,956,565
TEXAS - 17.5%
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  578,750
Austin Pub. Impt. Ltd. Tax 7% 9/1/01    1,000,000  1,112,500
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg. Series A-1,
6.05% 12/1/01 (a)    500,000  526,250
Northside Independent School Dist. School Bldg. Ltd. Tax
8.375% 2/1/00 (PSF Guaranteed)    500,000  560,625
Plano Independent School Dist. Series B, 8.625% 2/15/03
(FGIC Insured) (Pre-Refunded to 2/15/01 @ 100) (b)   400,000  464,000
Round Rock Rfdg. 6.40% 8/1/98 (FGIC Insured)    770,000  782,944
San Antonio Elec. & Gas Rev. Rfdg. 6.40% 2/1/98   1,000,000  1,008,730
San Antonio Gen. Oblig. Rfdg. Ltd. Tax (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  127,969
Texas Veterans Hsg. Assistance Series B-4, 5%
12/1/97 (a)    400,000  405,320
  5,567,088
UTAH - 1.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (BIG Insured) 500,000 427,500 WASHINGTON - 1.7%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg. (Nuclear Proj. #1)
Series A, 7.25% 7/1/99    500,000  538,125
TOTAL MUNICIPAL BONDS
(Cost $29,919,079)   30,351,792
MUNICIPAL NOTES (D) - 4.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
LOUISIANA - 0.3%
West Baton Rouge Parish Ind. Dist. #3 Rev. (Dow Chemical
Co. Proj.) Series 1995, 4.30%, VRDN (a)   $ 100,000 $ 100,000
MICHIGAN - 1.3%
Michigan Strategic Fund Rev. (Dow Chemical Co. Proj.)
Series 1992, 4.25%, VRDN (a)    400,000  400,000
TEXAS - 3.1%
Gulf Coast Ind. Dev. Auth. Solid Waste Disp.
Rev. (Citgo Petroleum Proj.) 4.30%,
LOC Wachovia Bank, VRDN (a)    500,000  500,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil
Co. Proj.) 4.25%, VRDN (a)    500,000  500,000
  1,000,000
TOTAL MUNICIPAL NOTES
(Cost $1,500,000)   1,500,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $31,419,079)  $ 31,851,792
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
2. Security collateralized by an amount sufficient to pay interest and principal.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 78.1% AAA, AA, A 71.5%
Baa 9.2% BBB  9.3%
Ba 0.0% BB  3.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.0%
Escrowed/Pre-Refunded  17.7
Education  17.3
Electric Revenue  14.3
Industrial Development  7.8
Others (individually less than 5%)   14.9
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $31,419,079. Net unrealized appreciation aggregated $432,713, of which $438,248 related to appreciated investment securities and $5,535 related to depreciated investment securities.
The fund hereby designates approximately $31,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $31,419,079) -                 $ 31,851,792
See accompanying schedule

Interest receivable                                                      579,829

Prepaid expenses                                                         15,092

 TOTAL ASSETS                                                            32,446,713

LIABILITIES

Payable to custodian bank                                  $ 84,902

Payable for investments purchased                           1,127,102
Regular delivery

 Delayed delivery                                           381,951

Payable for fund shares redeemed                            246,891

Distributions payable                                       14,015

Distribution fees payable                                   3,734

Other payables and accrued expenses                         27,153

 TOTAL LIABILITIES                                                       1,885,748

NET ASSETS                                                              $ 30,560,965

Net Assets consist of:

Paid in capital                                                         $ 30,032,966

Accumulated undistributed net realized gain (loss) on                    95,286
investments

Net unrealized appreciation (depreciation) on                            432,713
investments

NET ASSETS                                                              $ 30,560,965

CALCULATION OF MAXIMUM OFFERING PRICE                                    $10.21
CLASS A:
NET ASSET VALUE and redemption price per share
 ($186,313 (divided by) 18,243 shares)

Maximum offering price per share (100/98.50 of $10.21)                   $10.37

CLASS T:                                                                 $10.21
NET ASSET VALUE and redemption price per share
 ($29,887,374 (divided by) 2,928,019 shares)

Maximum offering price per share (100/98.50 of $10.21)                   $10.37

INSTITUTIONAL CLASS:                                                     $10.21
NET ASSET VALUE, offering price and redemption price per
 share ($487,278 (divided by) 47,722 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                      $ 1,445,501

EXPENSES

Management fee                                          $ 117,532

Transfer agent fees                                      142
Class A

 Class T                                                 59,346

 Institutional Class                                     1,087

Distribution fees                                        62
Class A

 Class T                                                 44,018

Accounting fees and expenses                             58,330

Non-interested trustees' compensation                    112

Custodian fees and expenses                              3,301

Registration fees                                        10,486
Class A

 Class T                                                 24,864

 Institutional Class                                     41,361

Audit                                                    30,988

Legal                                                    878

Miscellaneous                                            1,991

 Total expenses before reductions                        394,498

 Expense reductions                                      (129,076)    265,422

NET INTEREST INCOME                                                   1,180,079

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   131,119

 Futures contracts                                       (1,119)      130,000

Change in net unrealized appreciation (depreciation)                  (87,628)
on investment securities

NET GAIN (LOSS)                                                       42,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,222,451
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 1,180,079    $ 838,907
Net interest income

 Net realized gain (loss)                                 130,000        87,093

 Change in net unrealized appreciation (depreciation)     (87,628)       813,482

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,222,451      1,739,482
FROM OPERATIONS

Distributions to shareholders                             (1,658)        -
From net interest income
 Class A

  Class T                                                 (1,165,115)    (837,146)

  Institutional Class                                     (13,306)       (1,761)

 From net realized gain

  Class T                                                 (83,601)       -

  Institutional Class                                     (394)          -

 TOTAL DISTRIBUTIONS                                      (1,264,074)    (838,907)

Share transactions - net increase (decrease)              1,194,041      11,944,539

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,152,418      12,845,114

NET ASSETS

 Beginning of period                                      29,408,547     16,563,433

 End of period                                           $ 30,560,965   $ 29,408,547


FINANCIAL HIGHLIGHTS - CLASS A
                                           YEAR ENDED
                                           NOVEMBER 30,

                                           1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.100

Income from Investment Operations

 Net interest income                         .100

 Net realized and unrealized gain (loss)     .110

 Total from investment operations            .210

Less Distributions

 From net interest income                    (.100)

Net asset value, end of period              $ 10.210

TOTAL RETURN B, C                            2.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 186

Ratio of expenses to average net assets      .90% A,
                                             E

Ratio of net interest income to average      4.06% A
net assets

Portfolio turnover rate                      62%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

                                                      YEARS ENDED NOVEMBER 30,

                                                      1996       1995   1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.240   $ 9.770    $ 10.000

Income from Investment Operations

 Net interest income                                   .404       .430       .259

 Net realized and unrealized gain (loss)               -          .470       (.230)

 Total from investment operations                      .404       .900       .029

Less Distributions

 From net interest income                              (.404)     (.430)     (.259)

 From net realized gain                                (.030)     -          -

 Total distributions                                   (.434)     (.430)     (.259)

Net asset value, end of period                        $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 29,887   $ 29,274   $ 16,563

Ratio of expenses to average net assets                .90%       .82%       .75% A
                                                      E          E          , E

Ratio of expenses to average net assets after          .89% F     .82%       .75% A
expense reductions

Ratio of net interest income to average net assets     3.97%      4.25%      3.74% A

Portfolio turnover rate                                62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED NOVEMBER
                                                                   30,

                                                                    1996                    1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.230   $ 10.070

Income from Investment Operations

 Net interest income                                                 .407       .178

 Net realized and unrealized gain (loss)                             .010       .160

 Total from investment operations                                    .417       .338

Less Distributions

 From net interest income                                            (.407)     (.178)

 From net realized gain                                              (.030)     -

 Total distributions                                                 (.437)     (.178)

Net asset value, end of period                                      $ 10.210   $ 10.230

TOTAL RETURN B, C                                                    4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 487      $ 134

Ratio of expenses to average net assets                              .75% E     .75% A,
                                                                                E

Ratio of expenses to average net assets after expense reductions     .74% F     .75% A

Ratio of net interest income to average net assets                   4.03%      4.18% A

Portfolio turnover rate                                              62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund(the fund) (formerly Fidelity Advisor Short-Intermediate Tax Exempt Fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $19,788,336 and $18,628,527, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,066,653 and $1,065,534, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .15% of the average net assets of the Class A and Class T shares. For the period, the fund paid FDC $62 and $44,018 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. For the period, FDC received sales charges of $1,193 and $67,305 on sales of Class A and Class T shares of the fund, of which $1,021 and $57,087, were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $58,330.
For the period, the transfer agent fees were equivalent to annual rates of
 .35%, .20%, and .33% of the average net assets of Class A, Class T, and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, .90%, and .75% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $10,622, $76,033, and $42,308 for Class A, Class T, and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $113 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           18,079         -             $ 182,623       $ -
Shares sold

Reinvestment of distributions     164            -              1,669           -

Shares redeemed                   -              -              -               -

Net increase (decrease)           18,243         -             $ 184,292       $ -

CLASS T                           1,927,010      2,839,080     $ 19,536,753    $ 28,620,296
Shares sold

Reinvestment of distributions     103,571        63,732         1,051,496       642,853

Shares redeemed                   (1,962,525)    (1,737,334)    (19,930,259)    (17,451,379)

Net increase (decrease)           68,056         1,165,478     $ 657,990       $ 11,811,770

INSTITUTIONAL CLASS               36,423         12,961        $ 370,359       $ 131,002
Shares sold

Reinvestment of distributions     713            173            7,234           1,767

Shares redeemed                   (2,548)        -              (25,834)        -

Net increase (decrease)           34,588         13,134        $ 351,759       $ 132,769


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund (formerly Fidelity Advisor Short-Intermediate Tax-Exempt Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund (formerly Fidelity Advisor Short-Intermediate Tax-Exempt Fund), as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/30/96 12/27/96 $- $.03
Class T 12/30/96 12/27/96 $- $.03
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends were free from federal income tax, and 18.99% of the fund's income dividends was subject to the federal alternative minimum tax.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman U. Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)